UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22165

ALLSTATE FINANCIAL INVESTMENT TRUST
(Exact name of registrant as specified in charter)

3100 Sanders Road, Suite J5B Northbrook, Illinois			60062-7154
(Address of principal executive offices)			(Zip code)

Joseph P. Rath Allstate Financial Investment Trust 3100 Sanders Road, Suite J5B Northbrook, Illinois 60062-7154
(Name and address of agent for service)

Copy to: Cathy Gonzales O’Kelly, Esq. Vedder Price P.C. 222 N. LaSalle Street Chicago, IL 60601

Registrant’s telephone number, including area code:		(847) 402-2532

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2008

Item 1:  Report to Shareholders.

ANNUAL REPORT | August 31, 2008

Allstate Financial Investment Trust

Allstate ClearTarget 2005 Retirement Fund

Allstate ClearTarget 2010 Retirement Fund

Allstate ClearTarget 2015 Retirement Fund

Allstate ClearTarget 2020 Retirement Fund

Allstate ClearTarget 2030 Retirement Fund

Allstate ClearTarget 2040 Retirement Fund

Allstate ClearTarget 2050 Retirement Fund

Class A, Class C, Class I, Class GA, Class GC and Class GI Shares

TABLE OF CONTENTS

Shareholder Letter	1

Information About Your Funds' Expenses	2

Portfolio Summaries:

Allstate ClearTarget 2005 Retirement Fund	5

Allstate ClearTarget 2010 Retirement Fund	6

Allstate ClearTarget 2015 Retirement Fund	7

Allstate ClearTarget 2020 Retirement Fund	8

Allstate ClearTarget 2030 Retirement Fund	9

Allstate ClearTarget 2040 Retirement Fund	10

Allstate ClearTarget 2050 Retirement Fund	11

Portfolios of Investments	12

Statements of Assets and Liabilities	20

Statements of Operations	22

Statements of Changes in Net Assets	24

Financial Highlights	26

Notes to Financial Statements	33

Report of Independent Registered Public Accounting Firm	43

Other Information	44

Board Considerations in Approving Investment Advisory and Sub-Advisory Agreements	45

Board of Trustees and Other Officers	47

Underlying Portfolio Summaries	50

Allstate ClearTarget Retirement Funds are mutual funds, offered by Allstate Financial Investment Trust, a registered open-end investment company, Northbrook IL and distributed by Funds Distributor LLC, Columbus, OH.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider a Fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about a Fund can be found in the Fund's prospectus. To obtain more information, please call (877) 663-3232. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

DEAR SHAREHOLDERS:

Welcome to the Allstate Funds. Enclosed is your annual report for the period ended August 31, 2008. We encourage you to review this report as it contains important information including portfolio holdings and financial highlights.

We at the Allstate Funds are excited to have launched our first series of investment strategies directed at individuals investing for retirement. Our ClearTarget Retirement Funds were designed to remove the burden of managing your retirement assets by utilizing an investment strategy that automatically adjusts your investment mix based upon your life stage. In this period of uncertainty we understand that it is difficult not to focus on short-term market volatility and performance. However, successful long-term investing relies upon following a disciplined plan, and a successful retirement plan must include a strategy that not only considers pre-retirement savings, but post-retirement income needs as well.

Our relationship with Allstate Life Insurance Company has produced a complementary product offering to some of our ClearTarget Retirement Funds (2005, 2010, and 2015) that affords shareholders the option of guaranteed lifetime income. This is an innovative advancement, as Allstate is the first company to offer the option of a living benefit guarantee in conjunction with a retail mutual fund product. This benefit helps ensure an income stream for the life of the shareholder should their mutual fund account value be depleted while taking eligible withdrawals under the terms of the Allstate Guaranteed Lifetime Income certificate.

While there is a great deal of discussion around the Baby Boomer generation, when it comes to retirement, the reality is that all of us, regardless of our generation, now understand that we have a greater personal responsibility than in the past. The reduction in number of corporate pensions and concerns about the future of programs such as social security have created an ownership society when it comes to retirement. Allstate wants to help with your transition to this new reality.

This year has seen unprecedented market disruptions. We believe that the dramatic changes we are witnessing further emphasize the need for a retirement investment strategy that can help weather these changes and provide opportunities for growth. Through our ClearTarget Retirement Funds and optional Guaranteed Lifetime Income, Allstate has produced a retirement solution that we believe is well suited to not only address the challenges you face as you prepare for retirement, but that also can help provide comfort during your retirement years.

Sincerely,

James E. Hohmann
President
Allstate Funds

Please note that current and future investments are subject to risk. There is no guarantee that any investment strategy will be successful and all investing is subject to risk, including the risk of loss of principal. Guarantees are subject to the claims-paying ability of the issuer.

Allstate ClearTarget Retirement Funds

INFORMATION ABOUT YOUR FUNDS' EXPENSES

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions (for Class A, C, GA, and GC shares) and (2) ongoing costs, including management fees; distribution (12b-1) fees (for Class A, C, GA, and GC shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare those costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from April 15, 2008 (commencement of operations) through August 31, 2008, as indicated below.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled, "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Each ClearTarget Retirement Fund will indirectly bear its pro rata share of the expenses incurred by the underlying portfolios in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Each ClearTarget Retirement Fund will indirectly bear its pro rata share of the expenses incurred by the underlying portfolios in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges on redemptions (for Class A, C, GA and GC shares). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Allstate ClearTarget Retirement Funds

INFORMATION ABOUT YOUR FUNDS' EXPENSES (continued)

	Beginning Account Value April 15, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period*	Annualized Expense Ratio*
Allstate ClearTarget 2005 Retirement Fund
Class A — Actual	$1,000.00	$944.00	$4.61	1.25%
Class A — Hypothetical**	1,000.00	1,020.40	6.35	1.25
Class C — Actual	1,000.00	941.00	7.37	2.00
Class C — Hypothetical**	1,000.00	1,017.50	10.15	2.00
Class I — Actual	1,000.00	945.00	3.70	1.00
Class I — Hypothetical**	1,000.00	1,021.30	5.08	1.00
Class GA — Actual	1,000.00	944.00	4.61	1.25
Class GA — Hypothetical**	1,000.00	1,020.40	6.35	1.25
Class GC — Actual	1,000.00	941.00	7.37	2.00
Class GC — Hypothetical**	1,000.00	1,017.50	10.15	2.00
Class GI — Actual	1,000.00	945.00	3.70	1.00
Class GI — Hypothetical**	1,000.00	1,021.30	5.08	1.00
Allstate ClearTarget 2010 Retirement Fund
Class A — Actual	$1,000.00	$937.00	$4.60	1.25%
Class A — Hypothetical**	1,000.00	1,020.40	6.35	1.25
Class C — Actual	1,000.00	935.00	7.35	2.00
Class C — Hypothetical**	1,000.00	1,017.50	10.15	2.00
Class I — Actual	1,000.00	938.00	3.68	1.00
Class I — Hypothetical**	1,000.00	1,021.30	5.08	1.00
Class GA — Actual	1,000.00	937.00	4.60	1.25
Class GA — Hypothetical**	1,000.00	1,020.40	6.35	1.25
Class GC — Actual	1,000.00	935.00	7.35	2.00
Class GC — Hypothetical**	1,000.00	1,017.50	10.15	2.00
Class GI — Actual	1,000.00	938.00	3.68	1.00
Class GI — Hypothetical**	1,000.00	1,021.30	5.08	1.00
Allstate ClearTarget 2015 Retirement Fund
Class A — Actual	$1,000.00	$934.00	$4.59	1.25%
Class A — Hypothetical**	1,000.00	1,020.40	6.35	1.25
Class C — Actual	1,000.00	933.00	7.34	2.00
Class C — Hypothetical**	1,000.00	1,017.50	10.15	2.00
Class I — Actual	1,000.00	937.00	3.68	1.00
Class I — Hypothetical**	1,000.00	1,021.30	5.08	1.00
Class GA — Actual	1,000.00	936.00	4.60	1.25
Class GA — Hypothetical**	1,000.00	1,020.40	6.35	1.25
Class GC — Actual	1,000.00	933.00	7.34	2.00
Class GC — Hypothetical**	1,000.00	1,017.50	10.15	2.00
Class GI — Actual	1,000.00	937.00	3.68	1.00
Class GI — Hypothetical**	1,000.00	1,021.30	5.08	1.00

Allstate ClearTarget Retirement Funds

INFORMATION ABOUT YOUR FUNDS' EXPENSES (continued)

	Beginning Account Value April 15, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period*	Annualized Expense Ratio*
Allstate ClearTarget 2020 Retirement Fund
Class A — Actual	$1,000.00	$939.00	$4.60	1.25%
Class A — Hypothetical**	1,000.00	1,020.40	6.35	1.25
Class C — Actual	1,000.00	936.00	7.35	2.00
Class C — Hypothetical**	1,000.00	1,017.50	10.15	2.00
Class I — Actual	1,000.00	940.00	3.68	1.00
Class I — Hypothetical**	1,000.00	1,021.30	5.08	1.00
Allstate ClearTarget 2030 Retirement Fund
Class A — Actual	$1,000.00	$937.00	$4.60	1.25%
Class A — Hypothetical**	1,000.00	1,020.40	6.35	1.25
Class C — Actual	1,000.00	933.00	7.34	2.00
Class C — Hypothetical**	1,000.00	1,017.50	10.15	2.00
Class I — Actual	1,000.00	937.00	3.68	1.00
Class I — Hypothetical**	1,000.00	1,021.30	5.08	1.00
Allstate ClearTarget 2040 Retirement Fund
Class A — Actual	$1,000.00	$934.00	$4.59	1.25%
Class A — Hypothetical**	1,000.00	1,020.40	6.35	1.25
Class C — Actual	1,000.00	931.00	7.33	2.00
Class C — Hypothetical**	1,000.00	1,017.50	10.15	2.00
Class I — Actual	1,000.00	934.00	3.67	1.00
Class I — Hypothetical**	1,000.00	1,021.30	5.08	1.00
Allstate ClearTarget 2050 Retirement Fund
Class A — Actual	$1,000.00	$934.00	$4.59	1.25%
Class A — Hypothetical**	1,000.00	1,020.40	6.35	1.25
Class C — Actual	1,000.00	931.00	7.33	2.00
Class C — Hypothetical**	1,000.00	1,017.50	10.15	2.00
Class I — Actual	1,000.00	935.00	3.68	1.00
Class I — Hypothetical**	1,000.00	1,021.30	5.08	1.00

*  Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 139/366 (commencement of operations, April 15, 2008, to August 31, 2008). Had the class been available for the full period, the expenses paid during the period would have been higher. Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent six-month period). Expenses of the underlying portfolios in which the Fund invests are not included herein.

**  Assumes 5% return before expenses.

Allstate ClearTarget Retirement Funds

PORTFOLIO SUMMARY (Unaudited)

Allstate ClearTarget 2005 Retirement Fund

August 31, 2008

Portfolio Statistics

Net Assets ($thousand): $591

HOLDINGS BREAKDOWN*

*  All data is as of August 31, 2008. The Fund's holdings breakdown is expressed as a percentage of total investments and may vary over time.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

PORTFOLIO SUMMARY (continued) (Unaudited)

Allstate ClearTarget 2010 Retirement Fund

August 31, 2008

Portfolio Statistics

Net Assets ($thousand): $380

HOLDINGS BREAKDOWN*

*  All data is as of August 31, 2008. The Fund's holdings breakdown is expressed as a percentage of total investments and may vary over time.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

PORTFOLIO SUMMARY (continued) (Unaudited)

Allstate ClearTarget 2015 Retirement Fund

August 31, 2008

Portfolio Statistics

Net Assets ($thousand): $1,275

HOLDINGS BREAKDOWN*

*  All data is as of August 31, 2008. The Fund's holdings breakdown is expressed as a percentage of total investments and may vary over time.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

PORTFOLIO SUMMARY (continued) (Unaudited)

Allstate ClearTarget 2020 Retirement Fund

August 31, 2008

Portfolio Statistics

Net Assets ($thousand): $707

HOLDINGS BREAKDOWN*

*  All data is as of August 31, 2008. The Fund's holdings breakdown is expressed as a percentage of total investments and may vary over time.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

PORTFOLIO SUMMARY (continued) (Unaudited)

Allstate ClearTarget 2030 Retirement Fund

August 31, 2008

Portfolio Statistics

Net Assets ($thousand): $739

HOLDINGS BREAKDOWN*

*  All data is as of August 31, 2008. The Fund's holdings breakdown is expressed as a percentage of total investments and may vary over time.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

PORTFOLIO SUMMARY (continued) (Unaudited)

Allstate ClearTarget 2040 Retirement Fund

August 31, 2008

Portfolio Statistics

Net Assets ($thousand): $310

HOLDINGS BREAKDOWN*

*  All data is as of August 31, 2008. The Fund's holdings breakdown is expressed as a percentage of total investments and may vary over time.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

PORTFOLIO SUMMARY (continued) (Unaudited)

Allstate ClearTarget 2050 Retirement Fund

August 31, 2008

Portfolio Statistics

Net Assets ($thousand): $213

HOLDINGS BREAKDOWN*

*  All data is as of August 31, 2008. The Fund's holdings breakdown is expressed as a percentage of total investments and may vary over time.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

ALLSTATE CLEARTARGET 2005 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS

August 31, 2008

	Shares	Value
INVESTMENT COMPANIES – 98.9%
AllianceBernstein Global Real Estate Investment Portfolio	6,149	$58,787
AllianceBernstein High Yield Portfolio	3,711	32,915
AllianceBernstein Inflation-Protected Securities Portfolio	8,029	86,234
AllianceBernstein Intermediate Duration Bond Portfolio	9,311	90,320
AllianceBernstein International Growth Portfolio	3,739	42,133
AllianceBernstein International Value Portfolio	4,060	42,098
AllianceBernstein Short Duration Bond Portfolio	3,938	36,900
AllianceBernstein Small-Mid Cap Growth Portfolio	1,408	17,766
AllianceBernstein Small-Mid Cap Value Portfolio	1,591	17,807
Allstate Large Cap Index Fund(a)	16,544	159,652
TOTAL INVESTMENTS – 98.9% (cost $604,737)		584,612
OTHER ASSETS LESS LIABILITIES – 1.1%		6,417
NET ASSETS – 100%		$591,029

(a)  Affiliated security.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

ALLSTATE CLEARTARGET 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS

August 31, 2008

	Shares	Value
INVESTMENT COMPANIES – 99.0%
AllianceBernstein Global Real Estate Investment Portfolio	3,957	$37,834
AllianceBernstein High Yield Portfolio	2,985	26,473
AllianceBernstein Inflation-Protected Securities Portfolio	4,393	47,181
AllianceBernstein Intermediate Duration Bond Portfolio	5,212	50,560
AllianceBernstein International Growth Portfolio	2,857	32,197
AllianceBernstein International Value Portfolio	3,102	32,170
AllianceBernstein Small-Mid Cap Growth Portfolio	1,203	15,182
AllianceBernstein Small-Mid Cap Value Portfolio	1,360	15,218
Allstate Large Cap Index Fund(a)	12,351	119,186
TOTAL INVESTMENTS – 99.0% (cost $390,242)		376,001
OTHER ASSETS LESS LIABILITIES – 1.0%		3,721
NET ASSETS – 100%		$379,722

(a)  Affiliated security.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

ALLSTATE CLEARTARGET 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS

August 31, 2008

	Shares	Value
INVESTMENT COMPANIES – 99.2%
AllianceBernstein Global Real Estate Investment Portfolio	13,368	$127,797
AllianceBernstein High Yield Portfolio	9,981	88,533
AllianceBernstein Inflation-Protected Securities Portfolio	8,813	94,650
AllianceBernstein Intermediate Duration Bond Portfolio	14,825	143,804
AllianceBernstein International Growth Portfolio	10,874	122,547
AllianceBernstein International Value Portfolio	11,808	122,446
AllianceBernstein Small-Mid Cap Growth Portfolio	4,998	63,081
AllianceBernstein Small-Mid Cap Value Portfolio	5,659	63,331
Allstate Large Cap Index Fund(a)	45,503	439,102
TOTAL INVESTMENTS – 99.2% (cost $1,288,255)		1,265,291
OTHER ASSETS LESS LIABILITIES – 0.8%		9,963
NET ASSETS – 100%		$1,275,254

(a)  Affiliated security.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

ALLSTATE CLEARTARGET 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS

August 31, 2008

	Shares	Value
INVESTMENT COMPANIES – 96.9%
AllianceBernstein Global Real Estate Investment Portfolio	7,220	$69,023
AllianceBernstein High Yield Portfolio	5,408	47,970
AllianceBernstein Inflation-Protected Securities Portfolio	1,783	19,144
AllianceBernstein Intermediate Duration Bond Portfolio	6,414	62,215
AllianceBernstein International Growth Portfolio	6,580	74,160
AllianceBernstein International Value Portfolio	7,151	74,153
AllianceBernstein Small-Mid Cap Growth Portfolio	3,067	38,706
AllianceBernstein Small-Mid Cap Value Portfolio	3,466	38,788
Allstate Large Cap Index Fund(a)	26,990	260,452
TOTAL INVESTMENTS – 96.9% (cost $707,051)		684,611
OTHER ASSETS LESS LIABILITIES – 3.1%		22,082
NET ASSETS – 100%		$706,693

(a)  Affiliated security.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

ALLSTATE CLEARTARGET 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS

August 31, 2008

	Shares	Value
INVESTMENT COMPANIES – 96.1%
AllianceBernstein Global Real Estate Investment Portfolio	4,781	$45,703
AllianceBernstein High Yield Portfolio	2,819	25,004
AllianceBernstein Intermediate Duration Bond Portfolio	3,679	35,686
AllianceBernstein International Growth Portfolio	8,085	91,122
AllianceBernstein International Value Portfolio	8,792	91,168
AllianceBernstein Small-Mid Cap Growth Portfolio	3,914	49,400
AllianceBernstein Small-Mid Cap Value Portfolio	4,436	49,640
Allstate Large Cap Index Fund(a)	33,395	322,266
TOTAL INVESTMENTS – 96.1% (cost $732,983)		709,989
OTHER ASSETS LESS LIABILITIES – 3.9%		28,708
NET ASSETS – 100%		$738,697

(a)  Affiliated security.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

ALLSTATE CLEARTARGET 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS

August 31, 2008

	Shares	Value
INVESTMENT COMPANIES – 94.3%
AllianceBernstein Global Real Estate Investment Portfolio	1,532	$14,646
AllianceBernstein Intermediate Duration Bond Portfolio	1,517	14,715
AllianceBernstein International Growth Portfolio	3,512	39,579
AllianceBernstein International Value Portfolio	3,818	39,596
AllianceBernstein Small-Mid Cap Growth Portfolio	1,734	21,890
AllianceBernstein Small-Mid Cap Value Portfolio	1,960	21,934
Allstate Large Cap Index Fund(a)	14,477	139,699
TOTAL INVESTMENTS – 94.3% (cost $301,742)		292,059
OTHER ASSETS LESS LIABILITIES – 5.7%		17,769
NET ASSETS – 100%		$309,828

(a)  Affiliated security.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

ALLSTATE CLEARTARGET 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS

August 31, 2008

	Shares	Value
INVESTMENT COMPANIES – 92.2%
AllianceBernstein Global Real Estate Investment Portfolio	1,034	$9,887
AllianceBernstein Intermediate Duration Bond Portfolio	1,004	9,738
AllianceBernstein International Growth Portfolio	2,345	26,422
AllianceBernstein International Value Portfolio	2,561	26,558
AllianceBernstein Small-Mid Cap Growth Portfolio	1,163	14,677
AllianceBernstein Small-Mid Cap Value Portfolio	1,320	14,775
Allstate Large Cap Index Fund(a)	9,721	93,810
TOTAL INVESTMENTS – 92.2% (cost $204,537)		195,867
OTHER ASSETS LESS LIABILITIES – 7.8%		16,681
NET ASSETS – 100%		$212,548

(a)  Affiliated security.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

(This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES

August 31, 2008

	ClearTarget 2005 Retirement Fund		ClearTarget 2010 Retirement Fund		ClearTarget 2015 Retirement Fund		ClearTarget 2020 Retirement Fund
Assets
Investments in securities:
Unaffiliated issuers, at value (costs of $441,020, $268,001, $850,048, $442,698, $406,985, $160,472 and $108,986 respectively)	$424,960		$256,815		$826,189		$424,159
Affiliated issuers, at value (costs of $163,717, $122,241, $438,207, $264,353, $325,998, $141,270 and $95,551 respectively)	159,652		119,186		439,102		260,452
Receivable due from Adviser	4,037		—		17,345		41,180
Receivable for capital stock sold	—		—		—		—
Other assets	66,533		66,445		66,445		38,456
Total Assets	655,182		442,446		1,349,081		764,247
Liabilities
Audit fee payable	22,500		22,500		22,500		22,500
Registration fee payable	13,235		13,463		12,573		8,091
Administration fee payable	10,992		10,215		13,177		9,778
Transfer Agent fee payable	5,497		3,940		6,481		4,059
Printing fee payable	3,627		1,894		7,105		5,091
Legal fee payable	3,157		2,217		4,698		3,155
Custody and accounting fee payable	2,875		2,875		2,875		2,475
Payable for investment securities purchased	—		—		—		—
Trustees' fees payable	909		540		1,946		1,080
Advisory fee payable	—		4,180		—		—
Distribution fee payable	233		142		303		192
Accrued expenses and other liabilities	1,128		758		2,169		1,133
Total liabilities	64,153		62,724		73,827		57,554
Net Assets	$591,029		$379,722		$1,275,254		$706,693
Composition of Net Assets
Paid-in capital	$616,996		$401,377		$1,303,922		$735,876
Undistributed net investment income	2,483		1,982		2,229		1,627
Accumulated net realized loss on investment transactions	(8,325)		(9,396)		(7,933)		(8,370)
Net unrealized depreciation on investments	(20,125)		(14,241)		(22,964)		(22,440)
Net Assets	$591,029		$379,722		$1,275,254		$706,693
Class A Net Assets	$189,798		$48,434		$400,132		$556,802
Shares Outstanding, unlimited shares authorized with no par value	20,114		5,168		42,819		59,269
Net Asset Value and redemption price per share	$9.44		$9.37		$9.34		$9.39
Maximum offering price per share	$9.99	*	$9.92	*	$9.88	*	$9.94	*
Class C Net Assets	$117,694		$71,449		$45,221		$105,406
Shares Outstanding, unlimited shares authorized with no par value	12,504		7,645		4,848		11,260
Net Asset Value, redemption and offering price per share	$9.41	**	$9.35	**	$9.33	**	$9.36	**
Class I Net Assets	$42,672		$42,218		$42,008		$44,485
Shares Outstanding, unlimited shares authorized with no par value	4,517		4,501		4,485		4,734
Net Asset Value, redemption and offering price per share	$9.45		$9.38		$9.37		$9.40
Class GA Net Assets	$86,177		$61,823		$674,344		$—
Shares Outstanding, unlimited shares authorized with no par value	9,129		6,596		72,060		—
Net Asset Value and redemption price per share	$9.44		$9.37		$9.36		$—
Maximum offering price per share	$9.99	*	$9.92	*	$9.90	*	$—
Class GC Net Assets	$112,013		$113,577		$71,537		$—
Shares Outstanding, unlimited shares authorized with no par value	11,902		12,153		7,670		—
Net Asset Value, redemption and offering price per share	$9.41	**	$9.35	**	$9.33	**	$—
Class GI Net Assets	$42,675		$42,221		$42,012		$—
Shares Outstanding, unlimited shares authorized with no par value	4,518		4,501		4,485		—
Net Asset Value, redemption and offering price per share	$9.45		$9.38		$9.37		$—

*  The maximum offering price per share reflects a sales charge of 5.50%.

**  Actual redemption price is equal to net asset value per share less any applicable sales charges of 1% on shares held less than one year.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

	ClearTarget 2030 Retirement Fund		ClearTarget 2040 Retirement Fund		ClearTarget 2050 Retirement Fund
Assets
Investments in securities:
Unaffiliated issuers, at value (costs of $441,020, $268,001, $850,048, $442,698, $406,985, $160,472 and $108,986 respectively)	$387,723		$152,360		$102,057
Affiliated issuers, at value (costs of $163,717, $122,241, $438,207, $264,353, $325,998, $141,270 and $95,551 respectively)	322,266		139,699		93,810
Receivable due from Adviser	47,489		30,744		26,675
Receivable for capital stock sold	4,273		28,723		—
Other assets	38,455		38,455		38,455
Total Assets	800,206		389,981		260,997
Liabilities
Audit fee payable	22,500		22,500		22,500
Registration fee payable	8,092		8,066		8,062
Administration fee payable	9,867		8,411		8,237
Transfer Agent fee payable	5,701		3,461		2,775
Printing fee payable	7,108		4,001		2,236
Legal fee payable	2,999		1,511		1,353
Custody and accounting fee payable	2,475		2,475		2,475
Payable for investment securities purchased	276		28,723		—
Trustees' fees payable	1,123		432		349
Advisory fee payable	—		—		—
Distribution fee payable	192		91		63
Accrued expenses and other liabilities	1,176		482		399
Total liabilities	61,509		80,153		48,449
Net Assets	$738,697		$309,828		$212,548
Composition of Net Assets
Paid-in capital	$765,015		$323,065		$226,190
Undistributed net investment income	998		694		775
Accumulated net realized loss on investment transactions	(4,322)		(4,248)		(5,747)
Net unrealized depreciation on investments	(22,994)		(9,683)		(8,670)
Net Assets	$738,697		$309,828		$212,548
Class A Net Assets	$602,500		$193,729		$124,380
Shares Outstanding, unlimited shares authorized with no par value	64,332		20,749		13,318
Net Asset Value and redemption price per share	$9.37		$9.34		$9.34
Maximum offering price per share	$9.92	*	$9.88	*	$9.88	*
Class C Net Assets	$91,924		$71,949		$44,008
Shares Outstanding, unlimited shares authorized with no par value	9,848		7,729		4,726
Net Asset Value, redemption and offering price per share	$9.33	**	$9.31	**	$9.31	**
Class I Net Assets	$44,273		$44,150		$44,160
Shares Outstanding, unlimited shares authorized with no par value	4,726		4,725		4,724
Net Asset Value, redemption and offering price per share	$9.37		$9.34		$9.35
Class GA Net Assets	$—		$—		$—
Shares Outstanding, unlimited shares authorized with no par value	—		—		—
Net Asset Value and redemption price per share	$—		$—		$—
Maximum offering price per share	$—		$—		$—
Class GC Net Assets	$—		$—		$—
Shares Outstanding, unlimited shares authorized with no par value	—		—		—
Net Asset Value, redemption and offering price per share	$—		$—		$—
Class GI Net Assets	$—		$—		$—
Shares Outstanding, unlimited shares authorized with no par value	—		—		—
Net Asset Value, redemption and offering price per share	$—		$—		$—

See notes to financial statements.

Allstate ClearTarget Retirement Funds

STATEMENTS OF OPERATIONS

Period Ended August 31, 2008(a)

	ClearTarget 2005 Retirement Fund	ClearTarget 2010 Retirement Fund	ClearTarget 2015 Retirement Fund	ClearTarget 2020 Retirement Fund
Investment Income
Income distributions from Underlying Portfolios	$3,624	$2,690	$3,828	$2,696
Dividend income from affiliate	456	373	659	553
Total income	4,080	3,063	4,487	3,249
Expenses
Advisory fee (see Note 3)	1,058	746	1,578	1,135
Distribution fee — Class A	66	35	136	224
Distribution fee — Class C	305	183	142	281
Distribution fee — Class GA	52	34	182	—
Distribution fee — Class GC	206	156	180	—
Offering expense	34,432	34,410	34,410	20,482
Administration fee	25,361	23,644	27,951	18,532
Registration fees	24,976	24,964	25,014	14,063
Audit	22,500	22,500	22,500	22,500
Transfer agent fees	19,023	13,776	20,042	13,300
Organization expense	18,381	18,381	18,381	18,380
Custody and accounting fees	12,325	12,300	12,300	10,486
Insurance	4,662	4,662	4,662	1,036
Legal	3,756	2,802	5,293	3,731
Printing	3,690	1,934	7,186	5,167
Compliance services	2,737	1,980	3,856	2,893
Trustees' fees	2,494	1,919	3,461	2,409
Miscellaneous	555	510	681	358
Total expenses	176,579	164,936	187,955	134,977
Less: expenses waived by the adviser (see Note 3)	(1,058)	(746)	(1,578)	(1,135)
Less: expenses reimbursed by the adviser (see Note 3)	(173,647)	(162,905)	(183,881)	(132,001)
Net expenses	1,874	1,285	2,496	1,841
Net investment income	2,206	1,778	1,991	1,408
Realized and Unrealized Loss on Investment Transactions
Net realized loss on investment transactions	(5,909)	(6,512)	(4,637)	(5,681)
Net realized loss on affiliated investments	(2,416)	(2,884)	(3,296)	(2,689)
Net change in unrealized appreciation/(depreciation) of investments	(16,060)	(11,186)	(23,859)	(18,539)
Net change in unrealized appreciation/(depreciation) of affiliated investments	(4,065)	(3,055)	895	(3,901)
Net loss on investment transactions	(28,450)	(23,637)	(30,897)	(30,810)
Net Decrease in Net Assets from Operations	$(26,244)	$(21,859)	$(28,906)	$(29,402)

(a)  Each fund commenced operations on April 15, 2008.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

	ClearTarget 2030 Retirement Fund	ClearTarget 2040 Retirement Fund	ClearTarget 2050 Retirement Fund
Investment Income
Income distributions from Underlying Portfolios	$1,789	$1,183	$1,118
Dividend income from affiliate	762	309	353
Total income	2,551	1,492	1,471
Expenses
Advisory fee (see Note 3)	1,085	562	510
Distribution fee — Class A	216	77	71
Distribution fee — Class C	252	195	158
Distribution fee — Class GA	—	—	—
Distribution fee — Class GC	—	—	—
Offering expense	20,482	20,482	20,482
Administration fee	18,204	15,394	15,122
Registration fees	14,064	14,038	14,034
Audit	22,500	22,500	22,500
Transfer agent fees	18,514	11,199	9,256
Organization expense	18,380	18,380	18,380
Custody and accounting fees	10,486	10,486	10,486
Insurance	1,036	1,036	1,036
Legal	3,569	2,068	1,909
Printing	7,175	4,031	2,263
Compliance services	2,743	1,499	1,381
Trustees' fees	2,321	1,436	1,336
Miscellaneous	363	276	268
Total expenses	141,390	123,659	119,192
Less: expenses waived by the adviser (see Note 3)	(1,085)	(562)	(510)
Less: expenses reimbursed by the adviser (see Note 3)	(138,560)	(122,165)	(117,853)
Net expenses	1,745	932	829
Net investment income	806	560	642
Realized and Unrealized Loss on Investment Transactions
Net realized loss on investment transactions	(2,819)	(2,657)	(3,566)
Net realized loss on affiliated investments	(1,503)	(1,591)	(2,181)
Net change in unrealized appreciation/(depreciation) of investments	(19,262)	(8,112)	(6,929)
Net change in unrealized appreciation/(depreciation) of affiliated investments	(3,732)	(1,571)	(1,741)
Net loss on investment transactions	(27,316)	(13,931)	(14,417)
Net Decrease in Net Assets from Operations	$(26,510)	$(13,371)	$(13,775)

See notes to financial statements.

Allstate ClearTarget Retirement Funds

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended August 31, 2008

	ClearTarget 2005 Retirement Fund(a)	ClearTarget 2010 Retirement Fund(a)	ClearTarget 2015 Retirement Fund(a)	ClearTarget 2020 Retirement Fund(a)
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,206	$1,778	$1,991	$1,408
Net realized loss on investment transactions	(8,325)	(9,396)	(7,933)	(8,370)
Net change in unrealized appreciation/(depreciation) of investments	(20,125)	(14,241)	(22,964)	(22,440)
Net decrease in net assets from operations	(26,244)	(21,859)	(28,906)	(29,402)
Capital Stock Transactions
Net increase (Note 5)	604,773	389,081	1,291,660	723,595
Total increase	578,529	367,222	1,262,754	694,193
Net Assets
Beginning of period(b)	12,500	12,500	12,500	12,500
End of period	$591,029	$379,722	$1,275,254	$706,693
Undistributed net investment income at end of period	$2,483	$1,982	$2,229	$1,627

(a)  Commencement of operations was April 15, 2008.

(b)  Amount represents seed capital.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

	ClearTarget 2030 Retirement Fund(a)	ClearTarget 2040 Retirement Fund(a)	ClearTarget 2050 Retirement Fund(a)
Increase (Decrease) in Net Assets from Operations
Net investment income	$806	$560	$642
Net realized loss on investment transactions	(4,322)	(4,248)	(5,747)
Net change in unrealized appreciation/(depreciation) of investments	(22,994)	(9,683)	(8,670)
Net decrease in net assets from operations	(26,510)	(13,371)	(13,775)
Capital Stock Transactions
Net increase (Note 5)	752,707	310,699	213,823
Total increase	726,197	297,328	200,048
Net Assets
Beginning of period(b)	12,500	12,500	12,500
End of period	$738,697	$309,828	$212,548
Undistributed net investment income at end of period	$998	$694	$775

See notes to financial statements.

Allstate ClearTarget Retirement Funds

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

	ClearTarget 2005 Retirement Fund
	Class A	Class C	Class I	Class GA	Class GC	Class GI
	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Income From Investment Operations
Net investment income(b)	0.03	0.07	0.09	0.06	0.03	0.09
Net realized and unrealized gain (loss) on investment transactions	(0.59)	(0.66)	(0.64)	(0.62)	(0.62)	(0.64)
Net increase (decrease) in net asset value from operations	(0.56)	(0.59)	(0.55)	(0.56)	(0.59)	(0.55)
Net asset value, end of period	$9.44	$9.41	$9.45	$9.44	$9.41	$9.45
Total Return
Total investment return based on net asset value(c)	(5.60)%	(5.90)%	(5.50)%	(5.60)%	(5.90)%	(5.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$190	$118	$43	$86	$112	$43
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.25%	2.00%	1.00%	1.25%	2.00%	1.00%
Expenses, before waivers/reimbursements(d)	108.47%	132.88%	187.27%	145.35%	135.44%	187.34%
Net investment income(d)	1.07%	2.08%	2.61%	1.91%	1.00%	2.61%
Portfolio turnover rate(e)	48%	48%	48%	48%	48%	48%

(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Not annualized.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

	ClearTarget 2010 Retirement Fund
	Class A	Class C	Class I	Class GA	Class GC	Class GI
	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Income From Investment Operations
Net investment income(b)	0.08	0.04	0.09	0.07	0.03	0.09
Net realized and unrealized loss on investment transactions	(0.71)	(0.69)	(0.71)	(0.70)	(0.68)	(0.71)
Net decrease in net asset value from operations	(0.63)	(0.65)	(0.62)	(0.63)	(0.65)	(0.62)
Net asset value, end of period	$9.37	$9.35	$9.38	$9.37	$9.35	$9.38
Total Return
Total investment return based on net asset value(c)	(6.30)%	(6.50)%	(6.20)%	(6.30)%	(6.50)%	(6.20)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$48	$72	$42	$62	$114	$42
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.25%	2.00%	1.00%	1.25%	2.00%	1.00%
Expenses, before waivers/reimbursements(d)	200.84%	177.70%	209.05%	191.93%	149.59%	209.09%
Net investment income(d)	2.32%	1.32%	2.72%	2.37%	1.13%	2.72%
Portfolio turnover rate(e)	63%	63%	63%	63%	63%	63%

(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Not annualized.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

	ClearTarget 2015 Retirement Fund
	Class A	Class C	Class I	Class GA	Class GC	Class GI
	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Income From Investment Operations
Net investment income(b)	0.02	0.06	0.09	0.02	0.04	0.09
Net realized and unrealized loss on investment transactions	(0.68)	(0.73)	(0.72)	(0.66)	(0.71)	(0.72)
Net decrease in net asset value from operations	(0.66)	(0.67)	(0.63)	(0.64)	(0.67)	(0.63)
Net asset value, end of period	$9.34	$9.33	$9.37	$9.36	$9.33	$9.37
Total Return
Total investment return based on net asset value(c)	(6.60)%	(6.70)%	(6.30)%	(6.40)%	(6.70)%	(6.30)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$400	$45	$42	$674	$72	$42
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.25%	2.00%	1.00%	1.25%	2.00%	1.00%
Expenses, before waivers/reimbursements(d)	75.91%	179.95%	185.19%	62.36%	150.58%	185.26%
Net investment income(d)	0.63%	1.69%	2.75%	0.64%	1.22%	2.74%
Portfolio turnover rate(e)	27%	27%	27%	27%	27%	27%

(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Not annualized.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

	ClearTarget 2020 Retirement Fund
	Class A	Class C	Class I
	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008
Net asset value, beginning of period	$10.00	$10.00	$10.00
Income From Investment Operations
Net investment income(b)	0.02	0.05	0.08
Net realized and unrealized loss on investment transactions	(0.63)	(0.69)	(0.68)
Net decrease in net asset value from operations	(0.61)	(0.64)	(0.60)
Net asset value, end of period	$9.39	$9.36	$9.40
Total Return
Total investment return based on net asset value(c)	(6.10)%	(6.40)%	(6.00)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$557	$105	$45
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.25%	2.00%	1.00%
Expenses, before waivers/reimbursements(d)	85.84%	122.16%	149.86%
Net investment income(d)	0.74%	1.35%	2.31%
Portfolio turnover rate(e)	36%	36%	36%

(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Not annualized.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

	ClearTarget 2030 Retirement Fund
	Class A	Class C	Class I
	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008
Net asset value, beginning of period	$10.00	$10.00	$10.00
Income From Investment Operations
Net investment income(b)	0.01	0.01	0.07
Net realized and unrealized loss on investment transactions	(0.64)	(0.68)	(0.70)
Net decrease in net asset value from operations	(0.63)	(0.67)	(0.63)
Net asset value, end of period	$9.37	$9.33	$9.37
Total Return
Total investment return based on net asset value(c)	(6.30)%	(6.70)%	(6.30)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$602	$92	$44
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.25%	2.00%	1.00%
Expenses, before waivers/reimbursements(d)	96.26%	130.67%	157.95%
Net investment income(d)	0.45%	0.40%	2.00%
Portfolio turnover rate(e)	26%	26%	26%

(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Not annualized.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

	ClearTarget 2040 Retirement Fund
	Class A	Class C	Class I
	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008
Net asset value, beginning of period	$10.00	$10.00	$10.00
Income From Investment Operations
Net investment income(b)	0.02	0.01	0.06
Net realized and unrealized loss on investment transactions	(0.68)	(0.70)	(0.72)
Net decrease in net asset value from operations	(0.66)	(0.69)	(0.66)
Net asset value, end of period	$9.34	$9.31	$9.34
Total Return
Total investment return based on net asset value(c)	(6.60)%	(6.90)%	(6.60)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$194	$72	$44
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.25%	2.00%	1.00%
Expenses, before waivers/reimbursements(d)	179.88%	188.06%	200.05%
Net investment income(d)	0.71%	0.30%	1.78%
Portfolio turnover rate(e)	52%	52%	52%

(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Not annualized.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

	ClearTarget 2050 Retirement Fund
	Class A	Class C	Class I
	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008
Net asset value, beginning of period	$10.00	$10.00	$10.00
Income From Investment Operations
Net investment income(b)	0.03	0.03	0.06
Net realized and unrealized loss on investment transactions	(0.69)	(0.72)	(0.71)
Net decrease in net asset value from operations	(0.66)	(0.69)	(0.65)
Net asset value, end of period	$9.34	$9.31	$9.35
Total Return
Total investment return based on net asset value(c)	(6.60)%	(6.90)%	(6.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$124	$44	$44
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.25%	2.00%	1.00%
Expenses, before waivers/reimbursements(d)	185.47%	210.81%	209.75%
Net investment income(d)	0.79%	0.82%	1.81%
Portfolio turnover rate(e)	69%	69%	69%

(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Not annualized.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

ALLSTATE FINANCIAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

As of August 31, 2008 and for the period April 15, 2008 (commencement of operations) to August 31, 2008

1. Organization

The Allstate Financial Investment Trust (the "Trust") comprises eight funds: Allstate ClearTarget 2005 Retirement Fund, Allstate ClearTarget 2010 Retirement Fund, Allstate ClearTarget 2015 Retirement Fund, Allstate ClearTarget 2020 Retirement Fund, Allstate ClearTarget 2030 Retirement Fund, Allstate ClearTarget 2040 Retirement Fund, Allstate ClearTarget 2050 Retirement Fund (the "ClearTarget Retirement Funds") and the Allstate Large Cap Index Fund (each a "Fund" and collectively, the "Funds"). This report relates only to the ClearTarget Retirement Funds. The Trust was established as a Delaware statuatory trust on November 16, 2007, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end investment company. The Funds commenced operations on April 15, 2008.

The investment objective of each ClearTarget Retirement Fund is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Each ClearTarget Retirement Fund pursues its objective through investing in certain series of The AllianceBernstein Pooling Portfolios and the Allstate Large Cap Index Fund, which represent a variety of asset classes and investment styles. The series of The AllianceBernstein Pooling Portfolios are AllianceBernstein Global Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein International Growth Portfolio, AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio, AllianceBernstein Inflation-Protected Securities Portfolio, AllianceBernstein High-Yield Portfolio, AllianceBernstein Small-Mid Cap Value Portfolio and AllianceBernstein Small-Mid Cap Growth Portfolio (each AllianceBernstein Pooling Portfolio and the Allstate Large Cap Index Fund are referred to as an "Underlying Portfolio").

The ClearTarget Retirement Funds offer multiple classes of shares. Each ClearTarget Retirement Fund offers Class A, Class C and Class I shares. The Allstate ClearTarget 2005 Retirement Fund, Allstate ClearTarget 2010 Retirement Fund, and Allstate ClearTarget 2015 Retirement Fund also offer three additional classes of shares: Class GA, Class GC and Class GI.

Class A shares are offered to investors subject to an initial sales charge. Class C shares are offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. The G share classes (Class GA, Class GC and Class GI) can only be purchased in conjunction with the purchase/acceptance of a Guaranteed Lifetime Withdrawal Benefit Certificate issued by Allstate Life Insurance Company.

2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and those differences could be material. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Portfolio Valuation

Investments in the ClearTarget Retirement Funds' are valued at their NAV each day on which the New York Stock Exchange is open for business, generally at 4:00 pm Eastern Time. The ClearTarget Retirement Funds primarily invest in the Underlying Portfolios.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy of inputs is summarized below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Allstate ClearTarget Retirement Funds

NOTES TO FINANCIAL STATEMENTS (continued)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Funds' assets carried at fair value:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total August 31, 2008
Allstate ClearTarget 2005 Retirement Fund	$584,612	$—	$—	$584,612
Total	$584,612	$—	$—	$584,612
Allstate ClearTarget 2010 Retirement Fund	$376,001	$—	$—	$376,001
Total	$376,001	$—	$—	$376,001
Allstate ClearTarget 2015 Retirement Fund	$1,265,291	$—	$—	$1,265,291
Total	$1,265,291	$—	$—	$1,265,291
Allstate ClearTarget 2020 Retirement Fund	$684,611	$—	$—	$684,611
Total	$684,611	$—	$—	$684,611
Allstate ClearTarget 2030 Retirement Fund	$709,989	$—	$—	$709,989
Total	$709,989	$—	$—	$709,989
Allstate ClearTarget 2040 Retirement Fund	$292,059	$—	$—	$292,059
Total	$292,059	$—	$—	$292,059
Allstate ClearTarget 2050 Retirement Fund	$195,867	$—	$—	$195,867
Total	$195,867	$—	$—	$195,867

Class Allocation

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares. Certain classes of shares bear expenses unique to that class. Differences in class-level expenses may result in payment of different per share dividends by share class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

Expenses

Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a specific fund are allocated among the Funds in the Trust based on the number of share classes, average net assets or evenly among the funds, whichever is more applicable.

Offering Costs

Offering costs of $512,358 were incurred in connection with the offering of the ClearTarget Retirement Funds' shares. Offering costs are accounted for as deferred costs until operations begin. Offering costs include registration fees and legal fees related to the preparation of the initial registration statement. Offering costs are then amortized to expense over twelve months on a straight-line basis. Offering costs of $185,180 were expensed during the period April 15, 2008 (commencement of operations) to August 31, 2008. Registration fees and initial prospectus charges were based on the number of classes in a Fund. Other offering costs were allocated one-eighth to each Fund within the Trust.

Organizational Costs

Organizational costs of $128,663 were incurred by the ClearTarget Retirement Funds and were expensed as incurred. Certain organizational costs were incurred prior to the Funds' commencement of operations on April 15, 2008. Organizational costs were allocated one-eighth to each Fund within the Trust.

Federal Income Taxes

The Funds qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its

Allstate ClearTarget Retirement Funds

shareholders. Accordingly, no provision for federal income or excise tax is necessary. The Funds have adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. The Funds have reviewed the tax positions for the open tax year as of August 31, 2008 and have determined that no provision for income tax is required in the Funds' financial statements.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid annually (if available). The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends paid by the Funds, if any, with respect to Class A, Class C, Class I, Class GA, Class GC and Class GI shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that the distribution services fee applicable to Class A, Class C, Class GA, and Class GC shares will be borne exclusively by the class to which they relate.

3. Management Fees and Other Expenses

Under the Investment Management Agreement, Allstate Institutional Advisers, LLC (the "Adviser") selects one or more subadvisers to manage each Fund's portfolio. Each Fund pays a monthly investment management fee, computed and accrued daily and payable monthly, at an annual rate as follows:

Management Fee (as a percentage of average daily net assets)
Allstate ClearTarget 2005 Retirement Fund	0.85%
Allstate ClearTarget 2010 Retirement Fund	0.85%
Allstate ClearTarget 2015 Retirement Fund	0.85%
Allstate ClearTarget 2020 Retirement Fund	0.85%
Allstate ClearTarget 2030 Retirement Fund	0.85%
Allstate ClearTarget 2040 Retirement Fund	0.85%
Allstate ClearTarget 2050 Retirement Fund	0.85%

The Adviser has engaged AllianceBernstein, L.P. ("AllianceBernstein") to subadvise the investment portfolios of the ClearTarget Retirement Funds. The Adviser compensates AllianceBernstein out of the management fee it receives from each of the ClearTarget Retirement Funds.

Transaction with Affiliates

The Funds listed below have invested in an affiliated company, Allstate Large Cap Index Fund. Amounts relating to these investments at August 31, 2008 and for the period then ended are:

	Purchases		Sales		Market Value at	Dividend	Realized
	Cost	Shares	Proceeds	Shares	8/31/08	Income	Loss
Allstate ClearTarget 2005 Retirement Fund	$209,894	21,065	$43,761	4,521	$159,652	$456	$(2,416)
Allstate ClearTarget 2010 Retirement Fund	177,198	17,729	52,074	5,378	119,186	373	(2,884)
Allstate ClearTarget 2015 Retirement Fund	493,901	50,960	52,399	5,457	439,102	659	(3,296)
Allstate ClearTarget 2020 Retirement Fund	315,543	32,046	48,501	5,057	260,452	553	(2,689)
Allstate ClearTarget 2030 Retirement Fund	373,242	38,105	45,741	4,710	322,266	762	(1,503)
Allstate ClearTarget 2040 Retirement Fund	190,449	19,381	47,589	4,905	139,699	309	(1,591)
Allstate ClearTarget 2050 Retirement Fund	152,763	15,392	55,032	5,671	93,810	353	(2,181)

Expense Limitations

The Adviser has contractually agreed to waive, through December 31, 2009, a portion of its advisory fees and/or reimburse a portion of each Fund's operating expenses (excluding interest, taxes, brokerage expenses, other investment-related expenses,

Allstate ClearTarget Retirement Funds

NOTES TO FINANCIAL STATEMENTS (continued)

extraordinary expenses, and underlying portfolio expenses) to the extent necessary to maintain the annual expenses as shown in the table below:

	Operating Expenses
	Class A	Class C	Class I	Class GA	Class GC	Class GI
Allstate ClearTarget 2005 Retirement Fund	1.25%	2.00%	1.00%	1.25%	2.00%	1.00%
Allstate ClearTarget 2010 Retirement Fund	1.25%	2.00%	1.00%	1.25%	2.00%	1.00%
Allstate ClearTarget 2015 Retirement Fund	1.25%	2.00%	1.00%	1.25%	2.00%	1.00%
Allstate ClearTarget 2020 Retirement Fund	1.25%	2.00%	1.00%	—	—	—
Allstate ClearTarget 2030 Retirement Fund	1.25%	2.00%	1.00%	—	—	—
Allstate ClearTarget 2040 Retirement Fund	1.25%	2.00%	1.00%	—	—	—
Allstate ClearTarget 2050 Retirement Fund	1.25%	2.00%	1.00%	—	—	—

Note: The above percentages represent a percentage of the respective Fund's average daily net assets.

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal year are less than the respective expense cap limitations, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. The amounts subject to possible reimbursement under the expense limitation agreement at August 31, 2008 were as follows:

Total Waived/Reimbursed
Allstate ClearTarget 2005 Retirement Fund	$174,705
Allstate ClearTarget 2010 Retirement Fund	163,651
Allstate ClearTarget 2015 Retirement Fund	185,459
Allstate ClearTarget 2020 Retirement Fund	133,136
Allstate ClearTarget 2030 Retirement Fund	139,645
Allstate ClearTarget 2040 Retirement Fund	122,727
Allstate ClearTarget 2050 Retirement Fund	118,363

Distributor

The Trust has adopted a Rule 12b-1 plan for Class A, Class C, Class GA and Class GC shares under which the applicable ClearTarget Retirement Funds are authorized to pay to Funds Distributor, LLC (the "Distributor"), who may pay any other approved entity (collectively, "payees"), distribution and shareholder service fees as compensation for the distribution service and/or shareholder service provided by such payees. The payees may pay any or all amounts received under the Rule 12b-1 plan to other persons for any distribution or shareholder service activity conducted on behalf of such Funds. The plans are a core component of the ongoing distribution of Class A, Class C, Class GA and Class GC shares. The Trust has not adopted a 12b-1 plan with respect to Class I or Class GI shares. Distribution and shareholder service fees are accrued daily and paid monthly and are charged as expenses of each Fund as accrued at the following percentage of the respective Fund's average daily net assets:

	Distribution and Shareholder Service Fees
	Class A	Class C	Class GA	Class GC
Allstate ClearTarget 2005 Retirement Fund	0.25%	1.00%	0.25%	1.00%
Allstate ClearTarget 2010 Retirement Fund	0.25%	1.00%	0.25%	1.00%
Allstate ClearTarget 2015 Retirement Fund	0.25%	1.00%	0.25%	1.00%
Allstate ClearTarget 2020 Retirement Fund	0.25%	1.00%	—	—
Allstate ClearTarget 2030 Retirement Fund	0.25%	1.00%	—	—
Allstate ClearTarget 2040 Retirement Fund	0.25%	1.00%	—	—
Allstate ClearTarget 2050 Retirement Fund	0.25%	1.00%	—	—

Allstate ClearTarget Retirement Funds

For the period ended August 31, 2008, the Distributor has received the following amounts in sales commissions from the sale of Class A and GA shares:

	Front End Sales Commissions
	Class A	Class GA
Allstate ClearTarget 2005 Retirement Fund	$6,914	$2,349
Allstate ClearTarget 2010 Retirement Fund	398	3,448
Allstate ClearTarget 2015 Retirement Fund	14,100	18,614
Allstate ClearTarget 2020 Retirement Fund	33,212	—
Allstate ClearTarget 2030 Retirement Fund	29,567	—
Allstate ClearTarget 2040 Retirement Fund	8,916	—
Allstate ClearTarget 2050 Retirement Fund	5,220	—

For the period ended August 31, 2008, the Distributor also received $83 of contingent deferred sales charges relating to redemptions of Class C shares of Allstate ClearTarget 2015 Retirement Fund. The remaining Funds had no contingent deferred sales charges for the period April 15, 2008 (commencement of operations) through August 31, 2008. The Distributor has advised the Trust that proceeds from the contingent deferred sales charge are paid to the Distributor and are used by the Distributor to defray its expenses related to providing distribution-related services to the Trust in connection with the sale of the Class C and Class GC shares, including payments to dealers and other financial intermediaries for selling Class C and Class GC shares.

Administrator

State Street Bank and Trust Company ("State Street') serves as administrator for the Trust pursuant to an administration agreement (the "Administration Agreement") with the Trust. Under the Administration Agreement, State Street is responsible for (i) the general administrative duties associated with the day-to-day operations of the Trust; (ii) conducting relations with the custodian, independent registered public accounting firm, legal counsel and other service providers; (iii) providing regulatory reporting; and (iv) providing the office facilities and sufficient personnel required by it to perform such administrative services.

Transfer Agent

Boston Financial Data Services, Inc., an affiliate of State Street, acts as the transfer agent and dividend disbursing agent of the Trust. As transfer agent and dividend disbursing agent, the transfer agent maintains an account for each shareholder of record of the Trust and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record.

Custodian

State Street serves as custodian of the assets of the Trust pursuant to a custodian agreement (the "Custody Contract") with the Trust. Under the Custody Contract, State Street holds and transfers portfolio securities on account of the Trust, provides fund accounting and keeps all necessary records and documents, and performs other duties, all as directed by authorized persons. Portfolio securities purchased in the United States are maintained in the custody of State Street or other domestic banks or depositories.

4. Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period from April 15, 2008 (commencement of operations) to August 31, 2008 were as follows:

	Purchases	Sales
Allstate ClearTarget 2005 Retirement Fund	$777,800	$164,738
Allstate ClearTarget 2010 Retirement Fund	556,674	157,036
Allstate ClearTarget 2015 Retirement Fund	1,427,399	131,210
Allstate ClearTarget 2020 Retirement Fund	835,723	120,302
Allstate ClearTarget 2030 Retirement Fund	831,055	93,750
Allstate ClearTarget 2040 Retirement Fund	400,567	94,577
Allstate ClearTarget 2050 Retirement Fund	320,998	110,713

Allstate ClearTarget Retirement Funds

NOTES TO FINANCIAL STATEMENTS (continued)

5. Capital Stock

Class A, Class C, Class I, Class GA, Class GC, and Class GI shares consist of unlimited authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	April 15, 2008(a) to August 31, 2008		April 15, 2008(a) to August 31, 2008
ClearTarget 2005 Retirement Fund
Class A
Shares sold	20,438	(b)	$196,236	(b)
Shares redeemed	(532)		(5,040)
Net increase	19,906		$191,196
Class C
Shares sold	12,300	(b)	$124,261	(b)
Shares redeemed	(4)		(39)
Net increase	12,296		$124,222
Class I
Shares sold	4,313	(b)	$43,790	(b)
Shares redeemed	(4)		(39)
Net increase	4,309		$43,751
Class GA
Shares sold	8,921	(b)	$88,100	(b)
Net increase	8,921		$88,100
Class GC
Shares sold	11,694	(b)	$113,752	(b)
Net increase	11,694		$113,752
Class GI
Shares sold	4,310	(b)	$43,752	(b)
Net increase	4,310		$43,752
ClearTarget 2010 Retirement Fund
Class A
Shares sold	4,960	(b)	$50,018	(b)
Net increase	4,960		$50,018
Class C
Shares sold	7,437	(b)	$73,748	(b)
Net increase	7,437		$73,748
Class I
Shares sold	4,293	(b)	$43,750	(b)
Net increase	4,293		$43,750
Class GA
Shares sold	6,388	(b)	$63,175	(b)
Net increase	6,388		$63,175
Class GC
Shares sold	11,945	(b)	$114,638	(b)
Net increase	11,945		$114,638

Allstate ClearTarget Retirement Funds

	Shares		Amount
	April 15, 2008(a) to August 31, 2008		April 15, 2008(a) to August 31, 2008
Class GI
Shares sold	4,293	(b)	$43,752	(b)
Net increase	4,293		$43,752
ClearTarget 2015 Retirement Fund
Class A
Shares sold	42,611	(b)	$406,081	(b)
Net increase	42,611		$406,081
Class C
Shares sold	5,496	(b)	$55,678	(b)
Shares redeemed	(856)		(8,000)
Net increase	4,640		$47,678
Class I
Shares sold	4,277	(b)	$43,785	(b)
Net increase	4,277		$43,785
Class GA
Shares sold	71,853	(b)	$676,390	(b)
Shares redeemed	(1)		(12)
Net increase	71,852		$676,378
Class GC
Shares sold	7,462	(b)	$73,956	(b)
Shares redeemed	0		(4)
Net increase	7,462		$73,952
Class GI
Shares sold	4,277	(b)	$43,786	(b)
Net increase	4,277		$43,786
ClearTarget 2020 Retirement Fund
Class A
Shares sold	66,228	(c)	$640,597	(c)
Shares redeemed	(7,376)		(70,000)
Net increase	58,852		$570,597
Class C
Shares sold	10,843	(c)	$109,241	(c)
Net increase	10,843		$109,241
Class I
Shares sold	4,317	(c)	$43,757	(c)
Net increase	4,317		$43,757
ClearTarget 2030 Retirement Fund
Class A
Shares sold	64,652	(c)	$621,462	(c)
Shares redeemed	(737)		(6,875)
Net increase	63,915		$614,587

Allstate ClearTarget Retirement Funds

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	April 15, 2008(a) to August 31, 2008		April 15, 2008(a) to August 31, 2008
Class C
Shares sold	9,431	(c)	$94,357	(c)
Net increase	9,431		$94,357
Class I
Shares sold	4,309	(c)	$43,763	(c)
Net increase	4,309		$43,763
ClearTarget 2040 Retirement Fund
Class A
Shares sold	20,332	(c)	$195,259	(c)
Net increase	20,332		$195,259
Class C
Shares sold	7,312	(c)	$71,688	(c)
Net increase	7,312		$71,688
Class I
Shares sold	4,308	(c)	$43,752	(c)
Net increase	4,308		$43,752
ClearTarget 2050 Retirement Fund
Class A
Shares sold	13,443	(c)	$131,321	(c)
Shares redeemed	(542)		(5,046)
Net increase	12,901		$126,275
Class C
Shares sold	4,309	(c)	$43,773	(c)
Net increase	4,309		$43,773
Class I
Shares sold	4,307	(c)	$43,775	(c)
Net increase	4,307		$43,775

(a)  Commencement of operations.

(b)  Shares sold does not include seed shares of 208, 208, 208, 208, 209 and 209 or seed dollars of $2,083, $2,083, $2,083, $2,083, $2,084 and $2,084 for Class A, Class C, Class I, Class GA, Class GC and Class GI, respectively.

(c)  Shares sold does not include seed shares of 416, 417 and 417 or seed dollars of $4,166, $4,167 and $4,167 for Class A, Class C and Class I, respectively.

6. Risks Involved in Investing in the Funds

Fund-Of-Funds Risk — The ClearTarget Retirement Funds invest in the Underlying Portfolios. Shareholders of the ClearTarget Retirement Funds bear their proportionate share of the Underlying Portfolios' fees and expenses as well as their share of their ClearTarget Retirement Funds' fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying Portfolios and may be higher than mutual funds that invest directly in stocks and bonds. Also, the ClearTarget Retirement Funds may be prevented from fully allocating assets to certain Underlying Portfolios due to fund-of-funds investment limitations.

Interest Rate Risk and Credit Risk — Interest rate risk is the risk that changes in interest rates will affect the value of an underlying portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of a Fund's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is

Allstate ClearTarget Retirement Funds

greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Foreign Securities Risk — The ClearTarget Retirement Funds' Underlying Portfolios' investment in securities of foreign companies or foreign governments involve special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

7. Income Tax Information

Income, dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States of America. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation and net unrealized depcreciation are as follows:

		Gross Unrealized		Net Unrealized
	Cost	Appreciation	(Depreciation)	(Depreciation)
Allstate ClearTarget 2005 Retirement Fund	$613,598	$753	$(29,739)	$(28,986)
Allstate ClearTarget 2010 Retirement Fund	400,190	389	(24,578)	(24,189)
Allstate ClearTarget 2015 Retirement Fund	1,296,711	3,845	(35,265)	(31,420)
Allstate ClearTarget 2020 Retirement Fund	715,803	655	(31,847)	(31,192)
Allstate ClearTarget 2030 Retirement Fund	737,888	738	(28,637)	(27,899)
Allstate ClearTarget 2040 Retirement Fund	306,647	625	(15,213)	(14,588)
Allstate ClearTarget 2050 Retirement Fund	210,972	234	(15,339)	(15,105)

As determined on August 31, 2008, permanent differences resulting from non-deductible tax adjustments were reclassified at year end. The reclassfications had no effect on net income, net assets or net asset value per share. As of August 31, 2008, the tax basis of components of accumulated earnings were as follows:

	Undistributed Ordinary Income	Undistributed Capital Gains	Net Unrealized Depreciation on Investments
Allstate ClearTarget 2005 Retirement Fund	$3,019	—	$(28,986)
Allstate ClearTarget 2010 Retirement Fund	2,534	—	(24,189)
Allstate ClearTarget 2015 Retirement Fund	2,752	—	(31,420)
Allstate ClearTarget 2020 Retirement Fund	2,009	—	(31,192)
Allstate ClearTarget 2030 Retirement Fund	1,581	—	(27,899)
Allstate ClearTarget 2040 Retirement Fund	1,351	—	(14,588)
Allstate ClearTarget 2050 Retirement Fund	1,463	—	(15,105)

The differences between book and tax distributable earnings are primarily due to wash sales.

There were no distributions paid during the period April 15, 2008 (commencement of operations) to August 31, 2008.

8. New Accounting Pronouncement

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities", an amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds' derivative and hedging activities. Management is currently evaluating the impact, if any, the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

Allstate ClearTarget Retirement Funds

NOTES TO FINANCIAL STATEMENTS (continued)

9. Concentration of Ownership

The Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At August 31, 2008, the beneficial ownership in each Fund was as follows:

Allstate ClearTarget 2005 Retirement Fund — Three owners of record of 5% or more of the total outstanding Class A shares of the Fund, owning 97%. There were two owners of record of 5% or more of the total outstanding Class C shares of the Fund, owning 99%. There were two owners of record of 5% or more of the total outstanding Class GA shares of the Fund, owning 98%. There were three owners of record of 5% or more of the total outstanding Class GC shares of the Fund, owning 98%.

Allstate ClearTarget 2010 Retirement Fund — Two owners of record of 5% or more of the total outstanding Class A shares of the Fund, owning 97%. There were two owners of record of 5% or more of the total outstanding Class C shares of the Fund, owning 99%. There were three owners of record of 5% or more of the total outstanding Class GA shares of the Fund, owning 99%. There were three owners of record of 5% or more of the total outstanding Class GC shares of the Fund, owning 100%.

Allstate ClearTarget 2015 Retirement Fund — Five owners of record of 5% or more of the total outstanding Class A shares of the Fund, owning 94%. There was one owner of record of 5% or more of the total outstanding Class C shares of the Fund, owning 92%. There were four owners of record of 5% or more of the total outstanding Class GA shares of the Fund, owning 89%. There were five owners of record of 5% or more of the total outstanding Class GC shares of the Fund, owning 98%.

Allstate ClearTarget 2020 Retirement Fund — Five owners of record of 5% or more of the total outstanding Class A shares of the Fund, owning 62%. There were four owners of record of 5% or more of the total outstanding Class C shares of the Fund, owning 97%.

Allstate ClearTarget 2030 Retirement Fund — Four owners of record of 5% or more of the total outstanding Class A shares of the Fund, owning 48%. There were five owners of record of 5% or more of the total outstanding Class C shares of the Fund, owning 98%.

Allstate ClearTarget 2040 Retirement Fund — Six owners of record of 5% or more of the total outstanding Class A shares of the Fund, owning 69%. There were four owners of record of 5% or more of the total outstanding Class C shares of the Fund, owning 98%.

Allstate ClearTarget 2050 Retirement Fund — Three owners of record of 5% or more of the total outstanding Class A shares of the Fund, owning 77%.

Allstate ClearTarget Retirement Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Allstate Financial Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Allstate ClearTarget 2005 Retirement Fund, Allstate ClearTarget 2010 Retirement Fund, Allstate ClearTarget 2015 Retirement Fund, Allstate ClearTarget 2020 Retirement Fund, Allstate ClearTarget 2030 Retirement Fund, Allstate ClearTarget 2040 Retirement Fund, and Allstate ClearTarget 2050 Retirement Fund (the "Funds"), seven of the portfolios constituting the Allstate Financial Investment Trust, as of August 31, 2008, and the related statements of operations and changes in net assets and financial highlights for the period from April 15, 2008 (commencement of operations) to August 31, 2008. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the Allstate Financial Investment Trust as of August 31, 2008, the results of their operations, changes in their net assets and their financial highlights for the period from April 15, 2008 (commencement of operations) to August 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, WI
October 17, 2008

Allstate ClearTarget Retirement Funds

OTHER INFORMATION (Unaudited)

TAX INFORMATION

Please contact a tax advisor if you have any questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questionss about your account, please call 1-877-663-3232.

PROXY VOTING RECORD

The Funds file with the Securities and Exchange Commission their proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Funds each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-877-663-3232 or the Securities and Exchange Commission's website at www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, by calling 1-877-663-3232; and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

FORM N-Q

Following the Funds' fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form is available on the SEC's website at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

OTHER

In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been made. However, the Trust expects the risk of loss to be remote.

Allstate ClearTarget Retirement Funds

BOARD CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

Contract Approval Language for Allstate Financial Investment Trust Annual Report (ClearTarget Funds)

General Background

Allstate Institutional Advisors, LLC ("AIA") serves as the investment adviser to the Allstate Financial Investment Trust (the "Trust") pursuant to an investment management agreement dated March 20, 2008 ("Advisory Agreement"), between AIA and the Trust on behalf of the following series of the Trust: Allstate ClearTarget 2005 Retirement Fund, Allstate ClearTarget 2010 Retirement Fund, Allstate ClearTarget 2015 Retirement Fund, Allstate ClearTarget 2020 Retirement Fund, Allstate ClearTarget 2030 Retirement Fund, Allstate ClearTarget 2040 Retirement Fund, and Allstate ClearTarget 2050 Retirement Fund, [each a "Fund" and collectively the "Funds"]). Under the Advisory Agreement, AIA directs each Fund's investments in accordance with its investment objectives, policies and limitations. Under the terms of the Advisory Agreement, and subject to the terms of a separate Expense Limitation Agreement between the Trust and AIA, each Fund pays an advisory fee to AIA at an annual rate of 0.85% of the Fund's average daily net assets. The Board of Trustees (the "Board") has also approved a sub-advisory agreement ("Sub-Advisory Agreement") between AIA and AllianceBernstein L.P. ("AB"). Under the terms of the Sub-Advisory Agreement, AB is paid a sub-advisory fee by AIA with respect to each Fund based on the percentage of each Fund's portfolio invested in underlying pooling portfolios that consist of equity investments for which AB or its affiliates serves as investment adviser (the "Pooling Portfolios"). If that percentage is (i) equal to or greater than 80%, the sub-advisory fee rate is 0.65%, (ii) greater than 60% but less than 80%, the sub-advisory fee is 0.60%, and (iii) equal to or less than 60%, the sub-advisory fee is 0.55%. The foregoing percentages are subject to reduction by an annualized rate of: 0.10% if a Fund's average daily net assets invested in the Pooling Portfolios in any month are between $2.5 billion and $5 billion, and 0.15% if a Fund's average daily net assets invested in the Pooling Portfolios in any month are in excess of $5 billion.

Approval Process

The Board, and separately, the independent trustees of the Trust [as defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended] ("Independent Trustees"), unanimously approved the Advisory Agreement and Sub-Advisory Agreement at a meeting held on March 20, 2008 at which they were all present in person (the "Meeting"). At the Meeting, the Board discussed matters pertaining to the proposed approval of the Advisory Agreement and the Sub-Advisory Agreement with representatives of AIA, AB and independent legal counsel. Prior to the Meeting, the Independent Trustees met in executive session with independent legal counsel to discuss the approval of the Advisory Agreement and the Sub-Advisory Agreement.

The Board discussed the following factors they believed relevant with respect to consideration of the Advisory Agreement and the Sub-Advisory Agreement: (a) the nature, extent and quality of the services to be provided by AIA and AB; (b) the performance of AB and its affiliates when managing the Pooling Portfolios and similar products; (c) the costs of the services to be provided and profits estimated to be realized by AIA and AB and their respective affiliates from the relationship with the Funds; (d) "fall-out" benefits inuring to the benefit of AIA and AB as a result of their respective relationships with the Funds; (e) the extent to which economies of scale may be realized as the Funds grow; and (f) whether fee levels reflect any such economies of scale.

In determining whether it was appropriate to approve the Advisory Agreement and the Sub-Advisory Agreement, the Board requested information, provided by AIA, AB and a nationally recognized mutual fund consulting firm, Lipper, Inc. ("Lipper"), that it believed reasonably necessary to reach its conclusion. Among the materials requested and received by the Board at or prior to the Meeting were: (1) a memorandum from independent counsel discussing the factors the Board should consider in approving the Advisory Agreement and Sub-Advisory Agreement; (2) reports from AIA and AB describing key personnel, investment process, research department, compliance program and securities portfolio execution process; (3) registrations under the Investment Advisers Act of 1940 on Form ADV of AIA and AB; and (4) data from Lipper comparing each Fund's advisory fees and total expense ratio to other funds selected by Lipper with similar investment objectives and of similar asset size.

The Nature, Extent and Quality of Services

The Board reviewed information regarding the types of services to be provided under the Advisory Agreement and the Sub-Advisory Agreement and information describing AIA's and AB's organization and business. The Board also considered the operations and personnel of AIA and AB. The Board concluded that, overall, the nature, extent and quality of services expected to be provided to the Funds under the Advisory Agreement and the Sub-Advisory Agreement were satisfactory.

Investment Performance

In evaluating investment performance, the Board noted that because the Funds had not commenced operations and did not have a performance history, the Board would review and consider performance information regarding AB's past performance record with other similar accounts. The Board concluded that the performance of such accounts since inception had been acceptable.

Allstate ClearTarget Retirement Funds

BOARD CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (continued)

Cost of Services to be provided and Profits to be Realized

The Board considered the Funds' management fees and the Funds' expected expense ratios in absolute terms as compared with the fees and expenses of comparable peer groups of unaffiliated funds provided by Lipper and by AIA. The Board considered the following factors: (1) AIA's agreement to cap the Funds' expenses, subject to recoupment; (2) certain financial information of AIA and AB; and (3) AB's standard fee structure for managing similar products. Based upon the comparative fee information provided, the Board noted that the Funds had generally higher advisory fees than other mixed-asset target funds identified by Lipper but comparable estimated total fees compared to such funds. The Board recognized that the performance of other similar products managed by AB was comparable to that of their benchmarks.

The Board recognized that because the Funds had not yet commenced operations, and do not have their own performance history, profitability of the Funds to AIA and AB could not be determined.

"Fall-Out" Benefits

The Board considered the effect of direct and indirect or "fall-out" benefits (such as soft dollar arrangements) to AIA and AB as a result of their relationships with the Fund. The Board considered the only identified benefits to AB for its relationship with the Funds would be the sub-advisory fees paid to it, whereas AIA would benefit not only from advisory fees, but also wholesaling fees paid to an affiliate, Allstate Distributors, Inc.

The Extent to Which Economies of Scale Would Be Realized

The Board considered the fact that sub-advisory fees payable to AB contain breakpoints that reduce the fee rate on assets of the Funds above specified levels. The Board concluded that because the Funds had not yet begun operations, economies of scale are difficult to measure and identify at this time.

Approval

The Board, including the Independent Trustees, did not identify any single factor discussed previously as all-important or controlling in evaluating the Funds' proposed investment advisory and sub-advisory arrangements. The Board, including the Independent Trustees, concluded that the terms of each of the Advisory Agreement and the Sub-Advisory Agreement as presented to the Board were fair and reasonable, that AIA's and, AB's fees are reasonable in light of the services expected to be provided to the Funds, and that the Advisory Agreement and the Sub-Advisory Agreement should be approved.

Allstate ClearTarget Retirement Funds

BOARD OF TRUSTEES AND OTHER OFFICERS

Independent Trustees

Name, Address* and Age	Position(s) Held with the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Roland C. Baker Age: 70	Trustee	Since March 20, 2008	Retired; Consultant (since 2001), financial services industry	8	Trustee (since 2001), Henderson Global Funds (investment management company), 8 portfolios; Director (since 2002), North American Company for Life and Health Insurance (a provider of life and health insurance and annuities); Director (since 2006), Quanta Capital Holdings, Inc. (provider of property and casualty reinsurance); Trustee (since 2006), Scottish Widows Investment Partnership Trust (investment management company); Director (since 2008), Midland National Life Insurance Company

Robert S. Matthews Age: 64	Trustee	Since March 20, 2008	Managing Partner (since 1989), Matthews & Co. (certified public accounting firm)	8	Trustee (since 1990), Joyce and Seward Johnson Foundations (non-profit organization); Member of Coop Board (since 1990), Westhampton Cabins and Cabanas Coop. (a cooperative housing corporation); Trustee (since 1992), Julius Baer Investment Funds (investment management company), 8 portfolios; Director (since 2002), Julius Baer Global Equity Fund Inc. (investment management company), 1 portfolio.

John B. Scott Age: 64	Trustee	Since March 20, 2008	Retired (since 2000); formerly, President and CEO of the Zurich Kemper Life Insurance Companies	8	Director (since 2000), Trustmark Insurance Companies (insurance)

Interested Trustees†

Name, Address* and Age	Position(s) Held with the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
James E. Hohmann Age: 52	Trustee, President and CEO	Since March 20, 2008	President and CEO (since 2007), Allstate Life Insurance Company (insurance); President (2006), Executive Vice President and Chief Administrative Officer (2004-2006), Conseco Inc. (insurance); President (2002-2004), XL Life and Annuity Capital (insurance)	8	Chairman of the Board (since 2007), Allstate Financial Services, LLC (financial services)

Allstate ClearTarget Retirement Funds

BOARD OF TRUSTEES AND OTHER OFFICERS (continued)

Name, Address* and Age	Position(s) Held with the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
John C. Lounds Age:59	Trustee	Since March 20, 2008	Senior Vice President, Product Management (since 2000), Allstate Life Insurance Company (insurance)	8	Manager (since 2007), Allstate Financial Services, LLC (financial services); Manager and Chairman of the Board (since 2008), Allstate Institutional Services, LLC (financial services)

*  The address of each Trustee is the same as that for the Trust, 3100 Sanders Road, Suite J5B, Northbrook, IL 60062-7154.

**  Trustees serve for an indefinite term until the earliest of: (i) retirement, resignation or death, or (ii) removal by the Board or shareholders. An Independent Trustee will not be elected by shareholders in the calendar year of his 72nd birthday. If the Trust does not have an election by shareholders in that year, the Independent Trustee will retire no later than the end of the calendar year of his 75th birthday.

†  Mr. Hohmann and Mr. Lounds are each "interested persons," as defined in the 1940 Act, because each serves as an officer of an affiliate of the Adviser.

Officers

Name, Address* and Age	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation During Past 5 Years
William P. Marshall Age: 42	Vice President; Chief Administrative Officer	Since January 2008 Since November 2007	Allstate Life Insurance Company, Director, Mutual Fund Strategy and Development, 2007-present; Allstate Institutional Advisors, LLC, President, 2008-present; Fulcrum Structured Finance LLP (investment firm), Principal, 2005-2006; and JPMorgan (financial services firm), Director, Investment Grade Securities, 1999-2004.

Darryl Baltimore Age: 43	Treasurer	Since March 2008	Allstate Life Insurance Company, Assistant Vice President, Finance and Planning, 2007-present; Allstate Institutional Advisors, LLC, Treasurer, 2008-present; and LaSalle Bank Corporation, First Vice President, Global Business Administration Manager, LaSalle Global Fund Services (hedge fund administrator), and Lead Consultant, Corporate Development, 2003-2007.

Paul Hahesy Age: 36	Chief Compliance Officer	Since March 2008	Foreside Compliance Services, LLC, Compliance Manager, 2005-present; and MetLife Group (insurance), Compliance Consultant, October, 2001-2005.

Wayne A. Rose Age: 39	Anti-Money Laundering Officer	Since July 2008	Foreside Compliance Services, LLC, Broker Dealer Chief Compliance Officer, since 2008; BISYS Fund Services, Assistant Chief Compliance Associate 2003-2008

Kenneth P. Priess Age: 48	Assistant Treasurer	Since March 2008	Allstate Life Insurance Company, Director Finance, 2002-present; and Allstate Institutional Advisors, LLC, Controller, 2008-present.

Julie Tedesco Age: 50	Assistant Secretary	Since March 2008	State Street (financial services), Senior Vice President and Senior Managing Counsel, 2000-present.

Allstate ClearTarget Retirement Funds

BOARD OF TRUSTEES AND OTHER OFFICERS (continued)

Name, Address* and Age	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation During Past 5 Years
Frank DiPietro Age: 37	Assistant Treasurer	Since March 2008	State Street, Vice President and Senior Director – Fund Administration, 2005-present; and PFPC, Inc. (financial services), Senior Manager – Investment Accounting and Administration, 1997-2005.

Stephen J. North Age: 33	Assistant Secretary	Since March 2008	Allstate Life Insurance Company, Mutual Fund Management, 2007-present; Allstate Institutional Advisors, LLC, Vice President, 2008-present; Kraft Foods Inc., Treasury Manager, 2007; True North Asset Management, Inc., Principal, 2005-2007; Banc One Capital Markets, Inc., Associate Director, 1999-2004.

Mary McGinn Age: 61	Assistant Secretary	Since March 2008	The Allstate Corporation and Allstate Life Insurance Company, Secretary, 2006-present; Allstate Insurance Company, Vice President and Deputy General Counsel, 2003-present; and Allstate Investment Management Company, Vice President, General Counsel and Secretary, 2002-present.

Joseph P. Rath Age: 58	Assistant Secretary	Since March 2008	Allstate Life Insurance Company, Assistant Vice President, Assistant General Counsel and Assistant Secretary, 2002-present; and Allstate Institutional Advisors, LLC, Manager, 2008 - present.

*  The address of each Officer is the same as that for the Trust, 3100 Sanders Road, Suite J5B, Northbrook, IL 60062-7154.

**  The Trust's officers are elected annually by the Board and serve until their successors have been duly elected and qualified.

The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-877-663-3232.

Allstate ClearTarget Retirement Funds

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

The following pages summarize information pertinent to the Underlying Portfolios in which the Allstate ClearTarget Retirement Funds may invest.

UNDERLYING PORTFOLIO SUMMARY
ALLSTATE LARGE CAP INDEX FUND (Unaudited)

Sector Breakdown* (as of August 31, 2008)

*  All data are as of August 31, 2008 The Portfolio's sector breakdown is expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined.

Allstate ClearTarget Retirement Funds

UNDERLYING PORTFOLIO SUMMARY
ALLIANCEBERNSTEIN INTERMEDIATE DURATION BOND PORTFOLIO (Unaudited)

Security Type Breakdown* (as of August 31, 2008)

*  All data are as of August 31, 2008. The Portfolio's security type breakdown is expressed as a percentage of total investments and may vary over time.

Allstate ClearTarget Retirement Funds

UNDERLYING PORTFOLIO SUMMARY
ALLIANCEBERNSTEIN INFLATION-PROTECTED SECURITIES PORTFOLIO (Unaudited)

Security Type Breakdown* (as of August 31, 2008)

*  All data are as of August 31, 2008. The Portfolio's security type breakdown is expressed as a percentage of total investments and may vary over time.

Allstate ClearTarget Retirement Funds

UNDERLYING PORTFOLIO SUMMARY
ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT PORTFOLIO (Unaudited)

Sector Breakdown* (as of August 31, 2008)

*  All data are as of August 31, 2008 The Portfolio's sector breakdown is expressed as a percentage of total investments and may vary over time.

Country Breakdown (as of August 31, 2008)

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined.

Allstate ClearTarget Retirement Funds

UNDERLYING PORTFOLIO SUMMARY
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH PORTFOLIO (Unaudited)

Sector Breakdown* (as of August 31, 2008)

*  All data are as of August 31, 2008. The Portfolio's sector breakdown is expressed as a percentage of total investments and may vary over time.

Country Breakdown (as of August 31, 2008)

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined.

Allstate ClearTarget Retirement Funds

UNDERLYING PORTFOLIO SUMMARY
ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO (Unaudited)

Sector Breakdown* (as of August 31, 2008)

*  All data are as of August 31, 2008. The Portfolio's sector breakdowns is expressed as a percentage of total investments and may vary over time.

Country Breakdown (as of August 31, 2008)

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined.

Allstate ClearTarget Retirement Funds

UNDERLYING PORTFOLIO SUMMARY
ALLIANCEBERNSTEIN SHORT DURATION BOND PORTFOLIO (Unaudited)

Security Type Breakdown* (as of August 31, 2008)

*  All data are as of August 31, 2008. The Portfolio's security type breakdown is expressed as a percentage of total investments and may vary over time.

Allstate ClearTarget Retirement Funds

UNDERLYING PORTFOLIO SUMMARY
ALLIANCEBERNSTEIN HIGH YIELD PORTFOLIO (Unaudited)

Security Type Breakdown* (as of August 31, 2008)

*  All data are as of August 31, 2008. The Portfolio's security type breakdown is expressed as a percentage of total investments and may vary over time.

Allstate ClearTarget Retirement Funds

UNDERLYING PORTFOLIO SUMMARY
ALLIANCEBERNSTEIN SMALL-MID CAP VALUE PORTFOLIO (Unaudited)

Sector Breakdown* (as of August 31, 2008)

*  All data are as of August 31, 2008. The Portfolio's sector breakdown is expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined.

Allstate ClearTarget Retirement Funds

UNDERLYING PORTFOLIO SUMMARY
ALLIANCEBERNSTEIN SMALL-MID CAP GROWTH PORTFOLIO (Unaudited)

Sector Breakdown* (as of August 31, 2008)

*  All data are as of August 31, 2008. The Portfolio's sector breakdown is expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined.

Allstate ClearTarget Retirement Funds

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AFITAR1

ANNUAL REPORT | August 31, 2008

Allstate Financial Investment Trust

Allstate Large Cap Index Fund

TABLE OF CONTENTS

Information About Your Fund's Expenses	1

Portfolio Summary	2

Portfolio of Investments	3

Statement of Assets and Liabilities	11

Statement of Operations	12

Statement of Changes in Net Assets	13

Financial Highlights	14

Notes to Financial Statements	15

Report of Independent Registered Public Accounting Firm	19

Other Information	20

Board Considerations in Approving Investment Advisory and Sub-Advisory Agreements	21

Board of Trustees and Other Officers	23

Allstate ClearTarget Retirement Funds are mutual funds, offered by Allstate Financial Investment Trust, a registered open-end investment company, Northbrook IL and distributed by Funds Distributor LLC, Columbus, OH.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider a Fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about a Fund can be found in the Fund's prospectus. To obtain more information, please call (877) 663-3232. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

INFORMATION ABOUT YOUR FUND'S EXPENSES

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare those costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from April 15, 2008 (commencement of operations) through August 31, 2008, as indicated below.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled, "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value April 15, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period*	Annualized Expense Ratio*
Actual	$1,000.00	$968.80	$0.93	0.25%
Hypothetical**	$1,000.00	$1,024.20	$1.27	0.25%

*  Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 139/366 (to reflect the commencement of operations, April 15, 2008, to August 31, 2008). Had the Fund been available for the full period, the expenses paid during the period would have been higher. Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent six-month period).

**  Assumes 5% return before expenses.

Allstate Large Cap Index Fund
1

PORTFOLIO SUMMARY

Allstate Large Cap Index Fund

August 31, 2008

Portfolio Statistics

Net Assets ($thousand): $6,377

HOLDINGS BREAKDOWN*

TEN LARGEST HOLDINGS

	Value	Percent of Net Assets
Exxon Mobil Corp.	$239,790	3.8%
General Electric Co.	158,850	2.5
Microsoft Corp.	124,360	1.9
Procter & Gamble Co.	121,190	1.9
Johnson & Johnson	112,970	1.8
AT&T, Inc.	108,126	1.7
Chevron Corp.	101,426	1.6
International Business Machines Corp.	95,071	1.5
Apple, Inc.	84,935	1.3
Cisco Systems, Inc.	80,832	1.3
	$1,227,550	19.3%

*  All data is as of August 31, 2008. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

See notes to financial statements.

Allstate Large Cap Index Fund
2

PORTFOLIO OF INVESTMENTS

August 31, 2008

Common Stocks – 99.7%

	Shares	Value
CONSUMER DISCRETIONARY – 8.4%
Auto Components – 0.2%
Goodyear Tire & Rubber Co/The*	138	$2,706
Johnson Controls, Inc.	338	10,451
		13,157
Automobiles – 0.2%
Ford Motor Co.*	1,275	5,687
General Motors Corp.	322	3,220
Harley-Davidson, Inc.	136	5,410
		14,317
Distributors – 0.1%
Genuine Parts Co.	92	3,903
Diversified Consumer Services – 0.1%
Apollo Group, Inc.*	75	4,776
H&R Block, Inc.	184	4,699
		9,475
Hotels Restaurants & Leisure – 1.3%
Carnival Corp.	250	9,265
Darden Restaurants, Inc.	79	2,314
International Game Technology	176	3,772
Marriott International Inc.	170	4,796
McDonald's Corp.	645	40,022
Starbucks Corp.*	414	6,442
Starwood Hotels & Resorts Worldwide, Inc.	105	3,806
Wendy's International, Inc.	50	1,213
Wyndham Worldwide Corp.	99	1,909
Yum! Brands, Inc.	269	9,598
		83,137
Household Durables – 0.4%
Black & Decker Corp.	33	2,087
Centex Corp.	70	1,135
DR Horton, Inc.	156	1,944
Fortune Brands, Inc.	86	5,058
Harman International Industries, Inc.	32	1,089
KB Home	42	874
Leggett & Platt, Inc.	94	2,097
Lennar Corp.	79	1,039
Newell Rubbermaid, Inc.	157	2,842
Pulte Homes, Inc.	120	1,741
Snap-On, Inc.	31	1,768
Stanley Works/The	42	2,014
Whirlpool Corp.	40	3,254
		26,942
Internet & Catalog Retail – 0.3%
Amazon.Com, Inc.*	175	14,142
Expedia, Inc.*	118	2,084

	Shares	Value
HSN, Inc.*	20	$293
		16,519
Leisure Equipment & Products – 0.1%
Eastman Kodak Co.	163	2,639
Hasbro, Inc.	78	2,917
Mattel, Inc.	204	3,943
		9,499
Media – 2.8%
CBS Corp.	385	6,229
Comcast Corp.	1,685	35,688
DIRECTV Group Inc/The*	404	11,397
Gannett Co., Inc.	127	2,259
Interpublic Group of Cos., Inc.*	268	2,519
McGraw-Hill Cos. Inc/The	182	7,797
Meredith Corp.	22	624
New York Times Co/The	81	1,052
News Corp.	1,310	18,550
Omnicom Group, Inc.	182	7,715
Scripps Networks Interactive, Inc.	50	2,077
Time Warner, Inc.	2,035	33,313
Viacom, Inc.*	360	10,613
Walt Disney Co/The	1,083	35,035
Washington Post Co/The	3	1,790
		176,658
Multiline Retail – 0.8%
Big Lots, Inc.*	47	1,390
Dillard's, Inc.	33	421
Family Dollar Stores, Inc.	79	1,969
JC Penney Co., Inc.	124	4,832
Kohl's Corp.*	173	8,506
Macy's, Inc.	239	4,976
Nordstrom, Inc.	98	3,048
Sears Holdings Corp.*	37	3,402
Target Corp.	442	23,435
		51,979
Specialty Retail – 1.7%
Abercrombie & Fitch Co.	49	2,570
AutoNation, Inc.*	76	863
Autozone, Inc.*	24	3,294
Bed Bath & Beyond, Inc.*	147	4,507
Best Buy Co., Inc.	195	8,730
GameStop Corp.*	91	3,992
Gap Inc/The	255	4,960
Home Depot, Inc.	966	26,198
Lowe's Cos., Inc.	832	20,500
Ltd. Brands, Inc.	170	3,536
Office Depot, Inc.*	154	1,084
RadioShack Corp.	75	1,426
Sherwin-Williams Co/The	55	3,220

See notes to financial statements.

Allstate Large Cap Index Fund
3

PORTFOLIO OF INVESTMENTS (continued)

Common Stocks (continued)

	Shares	Value
CONSUMER DISCRETIONARY (continued)
Specialty Retail (continued)
Staples, Inc.	399	$9,656
Tiffany & Co.	71	3,136
TJX Cos., Inc.	241	8,734
		106,406
Textiles, Apparel & Luxury Goods – 0.4%
Coach, Inc.*	193	5,595
Jones Apparel Group, Inc.	49	973
Liz Claiborne, Inc.	53	859
Nike, Inc.	214	12,971
Polo Ralph Lauren Corp.	31	2,352
VF Corp.	49	3,883
		26,633
		538,625
CONSUMER STAPLES – 11.4%
Beverages – 2.6%
Anheuser-Busch Cos., Inc.	405	27,483
Brown-Forman Corp.	48	3,456
Coca-Cola Co/The	1,137	59,204
Coca-Cola Enterprises, Inc.	163	2,782
Constellation Brands, Inc.*	110	2,322
Molson Coors Brewing Co.	79	3,764
Pepsi Bottling Group, Inc.	77	2,278
PepsiCo, Inc.	901	61,701
		162,990
Commercial Services & Supplies – 0.0%
Ticketmaster*	20	429
Food & Staples Retailing – 2.8%
Costco Wholesale Corp.	247	16,564
CVS Caremark Corp.	813	29,756
Kroger Co/The	374	10,330
Safeway, Inc.	250	6,585
SUPERVALU, Inc.	119	2,760
SYSCO Corp.	341	10,854
Wal-Mart Stores, Inc.	1,323	78,149
Walgreen Co.	562	20,474
Whole Foods Market, Inc.	79	1,446
		176,918
Food Products – 1.6%
Archer-Daniels-Midland Co.	366	9,318
Campbell Soup Co.	121	4,454
ConAgra Foods, Inc.	282	5,998
Dean Foods Co.*	85	2,139
General Mills, Inc.	190	12,574
Hershey Co/The	95	3,429
HJ Heinz Co.	179	9,007
Kellogg Co.	144	7,839

	Shares	Value
Kraft Foods, Inc.	862	$27,162
McCormick & Co. Inc.	72	2,912
Sara Lee Corp.	401	5,414
Tyson Foods, Inc.	154	2,236
WM Wrigley Jr Co.	120	9,538
		102,020
Household Products – 2.5%
Clorox Co.	78	4,610
Colgate-Palmolive Co.	288	21,897
Kimberly-Clark Corp.	238	14,680
Procter & Gamble Co.	1,737	121,190
		162,377
Personal Products – 0.2%
Avon Products, Inc.	242	10,365
Estee Lauder Cos. Inc/The	65	3,235
		13,600
Tobacco – 1.7%
Altria Group, Inc.	1,190	25,026
Lorillard, Inc.	98	7,080
Philip Morris International, Inc.	1,199	64,386
Reynolds American, Inc.	96	5,086
UST, Inc.	83	4,448
		106,026
		724,360
ENERGY – 13.8%
Energy Equipment & Services – 3.1%
Baker Hughes, Inc.	175	14,002
BJ Services Co.	166	4,457
Cameron International Corp.*	121	5,638
ENSCO International, Inc.	81	5,490
Halliburton Co.	494	21,706
Nabors Industries, Ltd.*	159	5,661
National Oilwell Varco, Inc.*	236	17,400
Noble Corp.	152	7,644
Rowan Cos., Inc.	64	2,364
Schlumberger, Ltd.	678	63,881
Smith International, Inc.	122	8,504
Transocean, Inc.*	181	23,023
Weatherford International, Ltd.*	385	14,853
		194,623
Oil, Gas & Consumable Fuels – 10.7%
Anadarko Petroleum Corp.	266	16,420
Apache Corp.	188	21,503
Cabot Oil & Gas Corp.	57	2,533
Chesapeake Energy Corp.	272	13,165
Chevron Corp.	1,175	101,426
ConocoPhillips	878	72,444
Consol Energy, Inc.	103	6,974

See notes to financial statements.

Allstate Large Cap Index Fund
4

Common Stocks (continued)

	Shares	Value
ENERGY (continued)
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.	254	$25,921
El Paso Corp.	399	6,687
EOG Resources, Inc.	142	14,828
Exxon Mobil Corp.	2,997	239,790
Hess Corp.	159	16,649
Marathon Oil Corp.	401	18,073
Massey Energy Co.	45	2,968
Murphy Oil Corp.	106	8,324
Noble Energy, Inc.	97	6,958
Occidental Petroleum Corp.	464	36,823
Peabody Energy Corp.	153	9,631
Range Resources Corp.	86	3,992
Southwestern Energy Co.*	193	7,405
Spectra Energy Corp.	360	9,526
Sunoco, Inc.	67	2,974
Tesoro Corp.	78	1,447
Valero Energy Corp.	299	10,393
Williams Cos., Inc.	331	10,225
XTO Energy, Inc.	305	15,375
		682,454
		877,077
FINANCIALS – 15.0%
Capital Markets – 3.0%
American Capital, Ltd.	114	2,478
Ameriprise Financial, Inc.	124	5,574
Bank of New York Mellon Corp/The	650	22,496
Charles Schwab Corp/The	528	12,667
E*Trade Financial Corp.*	297	950
Federated Investors, Inc.	49	1,639
Franklin Resources, Inc.	87	9,091
Goldman Sachs Group Inc/The	224	36,729
Invesco, Ltd.	217	5,562
Janus Capital Group, Inc.	82	2,212
Legg Mason, Inc.	80	3,562
Lehman Brothers Holdings, Inc.	395	6,356
Merrill Lynch & Co., Inc.	857	24,296
Morgan Stanley	630	25,723
Northern Trust Corp.	107	8,602
State Street Corp.	242	16,376
T Rowe Price Group, Inc.	147	8,726
		193,039
Commercial Banks – 2.6%
BB&T Corp.	309	9,270
Comerica, Inc.	84	2,360
Fifth Third Bancorp	327	5,160
First Horizon National Corp.	105	1,179
Huntington Bancshares Inc.	207	1,515

	Shares	Value
Keycorp	274	$3,291
M&T Bank Corp.	41	2,925
Marshall & Ilsley Corp.	147	2,264
National City Corp.	431	2,172
PNC Financial Services Group, Inc.	195	14,030
Regions Financial Corp.	392	3,634
SunTrust Banks, Inc.	198	8,294
US Bancorp	989	31,510
Wachovia Corp.	1,215	19,306
Wells Fargo & Co.	1,878	56,847
Zions Bancorporation	61	1,637
		165,394
Consumer Finance – 0.7%
American Express Co.	659	26,149
Capital One Financial Corp.	212	9,358
Discover Financial Services	271	4,458
SLM Corp.*	264	4,358
		44,323
Diversified Financial Services – 3.9%
Bank of America Corp.	2,589	80,622
CIT Group, Inc.	161	1,660
Citigroup, Inc.	3,097	58,812
CME Group, Inc.	38	12,744
IntercontinentalExchange, Inc.*	37	3,257
JPMorgan Chase & Co.	1,964	75,594
Leucadia National Corp.	99	4,583
Moody's Corp.	114	4,635
NYSE Euronext	150	6,089
		247,996
Insurance – 3.3%
Aflac, Inc.	269	15,252
Allstate Corp/The(a)	312	14,081
American International Group, Inc.	1,528	32,837
AON Corp.	169	8,026
Assurant, Inc.	54	3,155
Chubb Corp.	207	9,938
Cincinnati Financial Corp.	91	2,697
Genworth Financial, Inc.	247	3,964
Hartford Financial Services Group, Inc.	179	11,291
Lincoln National Corp.	147	7,462
Loews Corp.	204	8,860
Marsh & McLennan Cos., Inc.	290	9,260
MBIA, Inc.	120	1,946
MetLife, Inc.	404	21,897
Principal Financial Group, Inc.	147	6,731
Progressive Corp/The	384	7,092
Prudential Financial, Inc.	249	18,354
Safeco Corp.	51	3,448

See notes to financial statements.

Allstate Large Cap Index Fund
5

PORTFOLIO OF INVESTMENTS (continued)

Common Stocks (continued)

	Shares	Value
FINANCIALS (continued)
Insurance (continued)
Torchmark Corp.	51	$3,047
Travelers Cos. Inc/The	343	15,147
Unum Group	196	4,980
XL Capital, Ltd.	173	3,477
		212,942
Real Estate Investment Trusts (REITs) – 1.2%
Apartment Investment & Management Co.	51	1,808
AvalonBay Communities, Inc.	40	4,000
Boston Properties, Inc.	68	6,968
Developers Diversified Realty Corp.	68	2,279
Equity Residential	153	6,457
General Growth Properties, Inc.	151	3,915
HCP, Inc.	133	4,817
Host Hotels & Resorts, Inc.	296	4,233
Kimco Realty Corp.	144	5,348
Plum Creek Timber Co., Inc.	96	4,764
Prologis	149	6,416
Public Storage	70	6,182
Simon Property Group, Inc.	125	11,860
Vornado Realty Trust	77	7,658
		76,705
Real Estate Management & Development – 0.0%
CB Richard Ellis Group, Inc.*	98	1,281
Thrifts & Mortgage Finance – 0.3%
Federal National Mortgage Association	605	4,138
Freddie Mac	368	1,660
Hudson City Bancorp, Inc.	295	5,440
MGIC Investment Corp.	71	597
Sovereign Bancorp, Inc.	271	2,618
Washington Mutual, Inc.	813	3,292
		17,745
		959,425
HEALTH CARE – 12.7%
Biotechnology – 1.6%
Amgen, Inc.*	618	38,841
Biogen Idec, Inc.*	166	8,455
Celgene Corp.*	249	17,256
Genzyme Corp.*	151	11,823
Gilead Sciences, Inc.*	525	27,657
		104,032
Health Care Equipment & Supplies – 2.3%
Baxter International, Inc.	356	24,123
Becton Dickinson & Co.	140	12,233

	Shares	Value
Boston Scientific Corp.*	765	$9,608
Covidien, Ltd.	283	15,302
CR Bard, Inc.	55	5,140
Hospira, Inc.*	89	3,592
Intuitive Surgical, Inc.*	22	6,496
Medtronic, Inc.	637	34,780
St Jude Medical, Inc.*	192	8,799
Stryker Corp.	136	9,138
Varian Medical Systems, Inc.*	71	4,484
Zimmer Holdings, Inc.*	130	9,411
		143,106
Health Care Providers & Services – 2.0%
Aetna, Inc.	274	11,820
AmerisourceBergen Corp.	90	3,691
Cardinal Health, Inc.	201	11,051
Cigna Corp.	159	6,659
Coventry Health Care, Inc.*	85	2,977
DaVita, Inc.*	56	3,214
Express Scripts, Inc.*	143	10,498
Humana, Inc.*	95	4,408
Laboratory Corp. of America Holdings*	63	4,608
McKesson Corp.	157	9,072
Medco Health Solutions, Inc.*	288	13,493
Patterson Cos., Inc.*	71	2,310
Quest Diagnostics, Inc.	89	4,810
Tenet Healthcare Corp.*	271	1,634
UnitedHealth Group, Inc.	700	21,315
WellPoint, Inc.*	298	15,731
		127,291
Health Care Technology – 0.0%
IMS Health, Inc.	102	2,267
Life Sciences Tools & Services – 0.4%
Applera Corp. - Applied Biosystems Group	92	3,357
Millipore Corp.*	31	2,325
PerkinElmer, Inc.	68	1,932
Thermo Fisher Scientific, Inc.*	237	14,353
Waters Corp.*	57	3,890
		25,857
Pharmaceuticals – 6.4%
Abbott Laboratories	878	50,423
Allergan Inc.	175	9,777
Barr Pharmaceuticals, Inc.*	62	4,187
Bristol-Myers Squibb Co.	1,125	24,007
Eli Lilly & Co.	561	26,171
Forest Laboratories, Inc.*	172	6,139
Johnson & Johnson	1,604	112,970
King Pharmaceuticals, Inc.*	141	1,613

See notes to financial statements.

Allstate Large Cap Index Fund
6

Common Stocks (continued)

	Shares	Value
HEALTH CARE (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	1,219	$43,482
Mylan, Inc.*	172	2,217
Pfizer, Inc.	3,849	73,554
Schering-Plough Corp.	922	17,887
Watson Pharmaceuticals, Inc.*	60	1,819
Wyeth	757	32,763
		407,009
		809,562
INDUSTRIALS – 11.4%
Aerospace & Defense – 2.8%
Boeing Co.	428	28,060
General Dynamics Corp.	226	20,860
Goodrich Corp.	71	3,639
Honeywell International, Inc.	421	21,121
L-3 Communications Holdings, Inc.	70	7,276
Lockheed Martin Corp.	191	22,240
Northrop Grumman Corp.	193	13,288
Precision Castparts Corp.	79	8,157
Raytheon Co.	240	14,398
Rockwell Collins, Inc.	90	4,733
United Technologies Corp.	552	36,206
		179,978
Air Freight & Logistics – 0.9%
CH Robinson Worldwide, Inc.	96	5,003
Expeditors International of Washington, Inc.	120	4,331
FedEx Corp.	176	14,576
United Parcel Service, Inc.	579	37,125
		61,035
Airlines – 0.1%
Southwest Airlines Co.	416	6,336
Building Products – 0.1%
Masco Corp.	204	3,888
Commercial Services & Supplies – 0.5%
Allied Waste Industries, Inc.*	191	2,567
Avery Dennison Corp.	61	2,943
Cintas Corp.	75	2,310
Equifax, Inc.	74	2,614
Monster Worldwide, Inc.*	70	1,368
Pitney Bowes, Inc.	117	3,996
Robert Half International, Inc.	89	2,278
RR Donnelley & Sons Co.	119	3,318
Waste Management, Inc.	278	9,780
		31,174

	Shares	Value
Construction & Engineering – 0.2%
Fluor Corp.	98	$7,853
Jacobs Engineering Group, Inc.*	69	5,093
		12,946
Electrical Equipment – 0.5%
Cooper Industries, Ltd.	98	4,669
Emerson Electric Co.	444	20,779
Rockwell Automation Inc.	82	3,871
		29,319
Industrial Conglomerates – 3.2%
3M Co.	400	28,640
General Electric Co.	5,653	158,850
Textron, Inc.	142	5,836
Tyco International, Ltd.	273	11,706
		205,032
Machinery – 1.9%
Caterpillar, Inc.	348	24,614
Cummins, Inc.	114	7,428
Danaher Corp.	144	11,746
Deere & Co.	246	17,360
Dover Corp.	106	5,234
Eaton Corp.	92	6,733
Illinois Tool Works, Inc.	225	11,162
Ingersoll-Rand Co., Ltd.	181	6,684
ITT Corp.	102	6,503
Manitowoc Co. Inc/The	74	1,863
PACCAR, Inc.	207	8,913
Pall Corp.	68	2,762
Parker Hannifin Corp.	95	6,087
Terex Corp.*	57	2,867
		119,956
Road & Rail – 1.2%
Burlington Northern Santa Fe Corp.	166	17,828
CSX Corp.	230	14,876
Norfolk Southern Corp.	212	15,588
Ryder System, Inc.	32	2,065
Union Pacific Corp.	293	24,583
		74,940
Trading Companies & Distributors – 0.0%
WW Grainger, Inc.	35	3,151
		727,755
INFORMATION TECHNOLOGY – 16.5%
Communications Equipment – 2.7%
Ciena Corp.*	51	886
Cisco Systems, Inc.*	3,361	80,832
Corning, Inc.	895	18,383

See notes to financial statements.

Allstate Large Cap Index Fund
7

PORTFOLIO OF INVESTMENTS (continued)

Common Stocks (continued)

	Shares	Value
INFORMATION TECHNOLOGY (continued)
Communications Equipment (continued)
JDS Uniphase Corp.*	128	$1,301
Juniper Networks, Inc.*	297	7,633
Motorola, Inc.	1,281	12,067
QUALCOMM, Inc.	920	48,438
Tellabs, Inc.*	225	1,172
		170,712
Computers & Peripherals – 4.8%
Apple, Inc.*	501	84,935
Dell, Inc.*	1,149	24,968
EMC Corp.*	1,175	17,954
Hewlett-Packard Co.	1,403	65,829
International Business Machines Corp.	781	95,071
Lexmark International, Inc.*	50	1,798
NetApp, Inc.*	194	4,943
QLogic Corp.*	76	1,420
SanDisk Corp.*	125	1,807
Sun Microsystems, Inc.*	444	3,996
Teradata Corp.*	100	2,457
		305,178
Electronic Equipment & Instruments – 0.3%
Agilent Technologies, Inc.*	202	7,022
Jabil Circuit, Inc.	118	1,989
Molex, Inc.	79	1,905
Tyco Electronics, Ltd.	271	8,919
		19,835
Internet Software & Services – 1.5%
Akamai Technologies, Inc.*	95	2,176
eBay, Inc.*	629	15,681
Google, Inc.*	132	61,154
VeriSign, Inc.*	110	3,517
Yahoo!, Inc.*	782	15,155
		97,683
IT Services – 1.0%
Affiliated Computer Services, Inc.*	54	2,875
Automatic Data Processing, Inc.	294	13,048
Cognizant Technology Solutions Corp.*	164	4,809
Computer Sciences Corp.*	85	3,998
Convergys Corp.*	70	1,033
Fidelity National Information Services, Inc.	97	2,119
Fiserv, Inc.*	92	4,771
Mastercard, Inc.	39	9,459
Paychex, Inc.	182	6,203
Total System Services, Inc.	111	2,211

	Shares	Value
Unisys Corp.*	202	$826
Western Union Co/The	420	11,600
		62,952
Office Electronics – 0.1%
Xerox Corp.	513	7,146
Semiconductors & Semiconductor Equipment – 2.5%
Advanced Micro Devices, Inc.*	344	2,164
Altera Corp.	170	3,849
Analog Devices, Inc.	164	4,585
Applied Materials, Inc.	770	13,798
Broadcom Corp.*	255	6,135
Intel Corp.	3,258	74,511
Kla-Tencor Corp.	96	3,558
Linear Technology Corp.	124	4,047
LSI Corp.*	362	2,407
MEMC Electronic Materials, Inc.*	127	6,234
Microchip Technology, Inc.	104	3,329
Micron Technology, Inc.*	432	1,832
National Semiconductor Corp.	121	2,593
Novellus Systems, Inc.*	57	1,292
Nvidia Corp.*	315	3,982
Teradyne, Inc.*	96	896
Texas Instruments, Inc.	751	18,407
Xilinx, Inc.	158	4,105
		157,724
Software – 3.6%
Adobe Systems, Inc.*	301	12,892
Autodesk, Inc.*	125	4,441
BMC Software, Inc.*	107	3,484
CA, Inc.	221	5,284
Citrix Systems, Inc.*	103	3,118
Compuware Corp.*	148	1,692
Electronic Arts, Inc.*	181	8,834
Intuit, Inc.*	182	5,473
Microsoft Corp.	4,557	124,360
Novell, Inc.*	200	1,286
Oracle Corp.*	2,256	49,474
Symantec Corp.*	477	10,642
		230,980
		1,052,210
MATERIALS – 3.7%
Chemicals – 2.1%
Air Products & Chemicals, Inc.	119	10,930
Ashland, Inc.	32	1,310
CF Industries Holdings, Inc.	30	4,572
Dow Chemical Co/The	529	18,055
Eastman Chemical Co.	40	2,413

See notes to financial statements.

Allstate Large Cap Index Fund
8

Common Stocks (continued)

	Shares	Value
MATERIALS (continued)
Chemicals (continued)
Ecolab, Inc.	98	$4,482
EI Du Pont de Nemours & Co.	513	22,798
Hercules, Inc.	64	1,379
International Flavors & Fragrances, Inc.	46	1,850
Monsanto Co.	311	35,532
PPG Industries, Inc.	92	5,783
Praxair, Inc.	178	15,991
Rohm & Haas Co.	71	5,329
Sigma-Aldrich Corp.	74	4,200
		134,624
Construction Materials – 0.1%
Vulcan Materials Co.	62	4,640
Containers & Packaging – 0.1%
Ball Corp.	55	2,526
Bemis Co., Inc.	56	1,563
Pactiv Corp.*	75	2,015
Sealed Air Corp.	90	2,181
		8,285
Metals & Mining – 1.1%
AK Steel Holding Corp.	61	3,209
Alcoa, Inc.	462	14,844
Allegheny Technologies, Inc.	57	2,793
Freeport-McMoRan Copper & Gold, Inc.	215	19,204
Newmont Mining Corp.	258	11,636
Nucor Corp.	179	9,397
Titanium Metals Corp.	56	807
United States Steel Corp.	67	8,916
		70,806
Paper & Forest Products – 0.3%
International Paper Co.	242	6,546
MeadWestvaco Corp.	98	2,595
Weyerhaeuser Co.	119	6,603
		15,744
		234,099
TELECOMMUNICATION SERVICES – 3.2%
Diversified Telecommunication Services – 2.8%
AT&T, Inc.	3,380	108,126
CenturyTel, Inc.	60	2,318
Embarq Corp.	83	3,914
Frontier Communications Corp.	184	2,313
Qwest Communications International, Inc.	865	3,270
Verizon Communications, Inc.	1,622	56,965

	Shares	Value
Windstream Corp.	255	$3,167
		180,073
Wireless Telecommunication Services – 0.4%
American Tower Corp.*	225	9,299
Sprint Nextel Corp.	1,622	14,144
		23,443
		203,516
UTILITIES – 3.6%
Electric Utilities – 2.1%
Allegheny Energy, Inc.	95	4,306
American Electric Power Co., Inc.	228	8,901
Duke Energy Corp.	719	12,539
Edison International	185	8,495
Entergy Corp.	107	11,063
Exelon Corp.	372	28,257
FirstEnergy Corp.	172	12,494
FPL Group, Inc.	232	13,934
Pepco Holdings, Inc.	113	2,865
Pinnacle West Capital Corp.	57	2,006
PPL Corp.	211	9,235
Progress Energy, Inc.	148	6,465
Southern Co.	435	16,317
		136,877
Gas Utilities – 0.1%
Nicor, Inc.	26	1,193
Questar Corp.	97	5,034
		6,227
Independent Power Producers & Energy Traders – 0.2%
AES Corp/The*	381	5,814
Constellation Energy Group, Inc.	100	6,671
Dynegy, Inc.*	282	1,681
		14,166
Multi-Utilities – 1.2%
Ameren Corp.	118	4,939
Centerpoint Energy, Inc.	186	2,954
CMS Energy Corp.	126	1,710
Consolidated Edison, Inc.	154	6,299
Dominion Resources Inc.	328	14,278
DTE Energy Co.	91	3,837
Integrys Energy Group, Inc.	41	2,143
NiSource, Inc.	154	2,538
PG&E Corp.	201	8,307
Public Service Enterprise Group, Inc.	288	11,742
Sempra Energy	143	8,282
TECO Energy, Inc.	119	2,123

See notes to financial statements.

Allstate Large Cap Index Fund
9

PORTFOLIO OF INVESTMENTS (continued)

Common Stocks (continued)

	Shares	Value
Xcel Energy, Inc.	246	$5,045
		74,197
		231,467
TOTAL COMMON STOCKS (cost $6,585,853)		6,358,096
Short-Term Investments – 0.5%
INVESTMENT COMPANIES – 0.5%
State Street Institutional Treasury Money Market Fund (cost $34,145)	34,145	34,145
TOTAL INVESTMENTS – 100.2% (cost $6,619,998)		6,392,241
OTHER ASSETS LESS LIABILITIES – (0.2)%		(15,469)
NET ASSETS – 100%		$6,376,772

*  Non-income producing security.

(a)  Affiliated security.

See notes to financial statements.

Allstate Large Cap Index Fund
10

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2008

Assets
Investments in securities:
Unaffiliated issuers, at value (cost $6,604,887)	$6,378,160
Affiliated issuers, at value (cost $15,111)	14,081
Receivable due from Adviser	74,011
Dividends and interest receivable	14,326
Receivable for capital stock sold	13,587
Other assets	23,406
Total Assets	6,517,571
Liabilities
Legal fee payable	45,787
Administration fee payable	28,635
Audit fee payable	28,500
Transfer Agent fee payable	11,596
Trustees' fees payable	10,620
Custody fee payable	8,473
Accrued expenses and other liabilities	7,188
Total liabilities	140,799
Net Assets	$6,376,772
Composition of Net Assets
Paid-in capital	$6,587,045
Undistributed net investment income	20,151
Accumulated net realized loss on investment transactions	(2,667)
Net unrealized depreciation on investments	(227,757)
Net Assets	$6,376,772
Net Assets	$6,376,772
Shares Outstanding, unlimited shares authorized with no par value	660,974
Net Asset Value, redemption and offering price per share	$9.65

See notes to financial statements.

Allstate Large Cap Index Fund
11

STATEMENT OF OPERATIONS

Period Ended August 31, 2008(a)

Investment Income
Dividends	$47,210
Interest	1,385
Dividend income from affiliate	231
Total income	48,826
Expenses
Administration fees	129,260
Legal	74,191
Trustees' fees	54,143
Compliance services	52,444
Custody and accounting fees	50,966
Audit and tax	28,500
Transfer agent fees	23,894
Organization expense	18,382
Insurance	7,250
Printing	5,871
Offering expense	5,693
Registration fees	366
Miscellaneous	7,716
Total expenses	458,676
Less: expenses reimbursed by the adviser (see Note 3)	(453,164)
Net expenses	5,512
Net investment income	43,314
Realized and Unrealized Loss on Investment Transactions
Net realized loss on investment transactions	(3,196)
Net realized loss on affiliated investments	(18)
Net change in unrealized appreciation/(depreciation) of investments	(226,727)
Net change in unrealized appreciation/(depreciation) of affiliated investments	(1,030)
Net loss on investment transactions	(230,971)
Net Decrease in Net Assets from Operations	$(187,657)

(a)  The Fund commenced operations on April 15, 2008.

See notes to financial statements.

Allstate Large Cap Index Fund
12

STATEMENT OF CHANGES IN NET ASSETS

Period Ended August 31, 2008(a)

Increase (Decrease) in Net Assets from Operations
Net investment income	$43,314
Net realized loss on investment transactions	(3,214)
Net change in unrealized appreciation/(depreciation) of investments	(227,757)
Net decrease in net assets from operations	(187,657)
Dividends and Distributions to Shareholders from:
Net investment income	(22,616)
Capital Stock Transactions
Net increase (Note 5)	6,574,545
Total increase	6,364,272
Net Assets
Beginning of period	12,500 (b)
End of period	$6,376,772
Undistributed net investment income at end of period	$20,151

(a)  Commencement of operations was April 15, 2008.

(b)  Amount represents seed capital.

See notes to financial statements.

Allstate Large Cap Index Fund
13

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

April 15th, 2008(a) to August 31, 2008
Net asset value, beginning of period	$10.00
Income From Investment Operations
Net investment income(b)	0.07
Net realized and unrealized loss on investment transactions	(0.38)
Net decrease in net asset value from operations	(0.31)
Less: Dividends and Distributions
Dividends from net investment income	(0.04)
Net asset value, end of period	$9.65
Total Return
Total investment return based on net asset value(c)	(3.12)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6,377
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	0.25%
Expenses, before waivers/reimbursements(d)	20.80%
Net investment income(d)	1.96%
Portfolio turnover rate(e)	3%

(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Not annualized.

See accompanying notes to financial statements.

Allstate Large Cap Index Fund
14

NOTES TO FINANCIAL STATEMENTS

As of August 31, 2008 and for the period April 15, 2008 (commencement of operations) to August 31, 2008

1. Organization

The Allstate Financial Investment Trust (the "Trust"), comprises eight funds: Allstate ClearTarget 2005 Retirement Fund, Allstate ClearTarget 2010 Retirement Fund, Allstate ClearTarget 2015 Retirement Fund, Allstate ClearTarget 2020 Retirement Fund, Allstate ClearTarget 2030 Retirement Fund, Allstate ClearTarget 2040 Retirement Fund, Allstate ClearTarget 2050 Retirement Fund (the "ClearTarget Retirement Funds") and the Allstate Large Cap Index Fund (each a "Fund" and collectively, the "Funds"). This report relates only to Allstate Large Cap Index Fund. The Trust was established as a Delaware statuatory trust on November 16, 2007, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end investment company. The Funds commenced operations on April 15, 2008.

The investment objective of the Allstate Large Cap Index Fund is to seek to track the performance of the S&P 500 Index as a benchmark that measures the investment return of U.S. large-capitalization stocks.

The Allstate Large Cap Index Fund is a single class fund.

2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and those differences could be material. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Portfolio Valuation

For securities traded on an exchange, the market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price. Foreign equity securities that trade in the U.S. are valued as of the close of trading on the primary U.S. exchange or market on which they trade; otherwise, foreign equity securities are valued as of the close of trading on the primary exchange or market on which they trade. Securities for which a market price is not available or the value of which is materially affected by a valuation event which occurred prior to the time when the Fund's net asset value ("NAV") is computed are valued at fair value as determined in good faith under the supervision of the Board of Trustees and in accordance with the Allstate Funds' valuation procedures. The value of fair-valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair-valued security will be sold at the price at which the Fund is carrying the security.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy of inputs is summarized below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total August 31, 2008
Allstate Large Cap Index Fund	$6,392,241	$—	$—	$6,392,241
Total	$6,392,241	$—	$—	$6,392,241

Allstate Large Cap Index Fund
15

NOTES TO FINANCIAL STATEMENTS (continued)

Expenses

Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a specific fund are allocated among the Funds in the Trust based on the number of share classes, average net assets or evenly among the funds, whichever is more applicable.

Offering Costs

Offering costs of $18,665 were incurred by the Allstate Large Cap Index Fund in connection with the offering of the Fund's shares. Offering costs are accounted for as deferred costs until operations begin. Offering costs include registration fees and legal fees related to the preparation of the initial registration statement. Offering costs are then amortized to expense over twelve months on a straight-line basis. Offering costs of $5,693 were expensed during the period April 15, 2008 (commencement of operations) to August 31, 2008. Registration fees and initial prospectus charges were based on the number of classes in a Fund. Other offering costs were allocated one-eighth to each Fund in the Trust.

Organizational Costs

Organizational costs of $18,382 were incurred by the Allstate Large Cap Index Fund and were expensed as incurred. Certain organizational costs were incurred prior to the Fund's commencement of operations on April 15, 2008. Organizational costs were allocated one-eighth to each Fund within the Trust.

Federal Income Taxes

The Fund qualifies as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. The Fund has adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. The Fund has reviewed the tax positions for the open tax year as of August 31, 2008 and has determined that no provision for income tax is required in the Fund's financial statements.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly (if available). The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

3. Management Fees and Other Expenses

Under the Investment Management Agreement, Allstate Institutional Advisers, LLC (the "Adviser") selects one or more subadvisers to manage the Fund's portfolio. Currently, the Fund pays no investment management fee.

The Adviser has engaged Allstate Investment Management Company ("AIMCO"), a wholly owned subsidiary of Allstate Non-Insurance Holdings Inc., which is a wholly owned subsidiary of The Allstate Corporation, as subadviser to manage the investment portfolio of the Allstate Large Cap Index Fund. The Adviser compensates AIMCO for Allstate Large Cap Index Fund.

Transactions with Affiliates

The Fund invests in an affilated company, Allstate Corporation. Amounts relating to this investment at August 31, 2008 and for the period then ended are:

Purchases		Sales		Market Value at	Dividend	Realized
Cost	Shares	Proceeds	Shares	8/31/08	Income	Loss
$15,645	323	$516	11	$14,081	$231	$(18)

Allstate Large Cap Index Fund
16

Expense Limitations

The Adviser has contractually agreed to reimburse, through December 31, 2009, a portion of the Allstate Large Cap Index Fund's operating expenses (excluding interest, taxes, brokerage expenses, other investment-related expenses, and extraordinary expenses) to maintain the annual expenses at 0.25% of average daily net assets.

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal year are less than the expense cap limitations, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. An amount of $453,164 was subject to possible reimbursement under the expense limitation agreement at August 31, 2008.

Administrator

State Street Bank and Trust Company ("State Street') serves as administrator for the Trust pursuant to an administration agreement (the "Administration Agreement") with the Trust. Under the Administration Agreement, State Street is responsible for (i) the general administrative duties associated with the day-to-day operations of the Trust; (ii) conducting relations with the custodian, independent registered public accounting firm, legal counsel and other service providers; (iii) providing regulatory reporting; and (iv) providing the office facilities and sufficient personnel required by it to perform such administrative services. The Fund may invest in a State Street money market fund for cash management purposes.

Transfer Agent

Boston Financial Data Services, Inc., an affiliate of State Street, acts as the transfer agent and dividend disbursing agent of the Trust. As transfer agent and dividend disbursing agent, the transfer agent maintains an account for each shareholder of record of the Trust and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record.

Custodian

State Street serves as custodian of the assets of the Trust pursuant to a custodian agreement (the "Custody Contract") with the Trust. Under the Custody Contract, State Street holds and transfers portfolio securities on account of the Trust, provides fund accounting and keeps all necessary records and documents, and performs other duties, all as directed by authorized persons. Portfolio securities purchased in the United States are maintained in the custody of State Street or other domestic banks or depositories.

4. Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period from April 15, 2008 (commencement of operations) to August 31, 2008 were as follows:

Purchases	Sales
$6,769,530	$180,463

5. Capital Stock

Transactions in capital shares were as follows:

	Shares	Amount
	April 15, 2008(a) to August 31, 2008	April 15, 2008(a) to August 31, 2008
Shares sold(b)	695,422	$6,919,642
Shares redeemed	(35,698)	(345,097)
Net increase	659,724	$6,574,545

(a)  Commencement of operations.

(b)  Does not include seed shares of 1,250 or seed dollars of $12,500.

Allstate Large Cap Index Fund
17

NOTES TO FINANCIAL STATEMENTS (continued)

6. Income Tax Information

Income, dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States of America. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

The tax character of distributions paid during the period ended August 31, 2008 were as follows:

2008
Distributions paid from:
Ordinary income	$22,616
Long-term capital gains	0
Total distributions paid	$22,616

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized
Cost	Appreciation	(Depreciation)	(Depreciation)
$6,630,824	$204,044	$(442,627)	$(238,583)

As determined on August 31, 2008, permanent differences resulting primarily from return of capital distributions from real estate investment trusts and capital gain distributions from real estate investment trusts were reclassified at year end. The reclassifications had no effect on net income, net assets or net asset value per share. As of August 31, 2008, the tax basis of components of accumulated earnings were as follows:

Undistributed Ordinary Income	Undistributed Capital Gains	Net Unrealized Depreciation on Investments
$27,764	$546	$(238,583)

The differences between book and tax distributable earnings are primarily due to wash sales and real estate investment trust basis adjustments.

7. New Accounting Pronouncement

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities", an amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact, if any, the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

8. Concentration of Ownership

The Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At August 31, 2008, there were three owners of record of 5% or more of the total outstanding shares of the Fund, owning 87%.

Allstate Large Cap Index Fund
18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Allstate Financial Investment Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of the Allstate Large Cap Index Fund (the "Fund"), one of the portfolios within the Allstate Financial Investment Trust, as of August 31, 2008, and the related statements of operations and changes in net assets and financial highlights for the period from April 15, 2008 (commencement of operations) to August 31, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Allstate Large Cap Index Fund as of August 31, 2008, the results of its operations, changes in its net assets and its financial highlights for the period from April 15, 2008 (commencement of operations) to August 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, WI
October 17, 2008

Allstate Large Cap Index Fund
19

OTHER INFORMATION (Unaudited)

TAX INFORMATION

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its period ended August 31, 2008:

Of the distributions paid by the Fund, 81.71% will qualify for the dividend received deduction available to corporate shareholders.

The Fund designated approximately $46,220 pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

PROXY VOTING RECORD

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-877-663-3232 or the Securities and Exchange Commission's website at www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, by calling 1-877-663-3232; and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

FORM N-Q

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form is available on the SEC's website at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330

OTHER

In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been made. However, the Trust expects the risk of loss to be remote.

Allstate Large Cap Index Fund
20

BOARD CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS (Unaudited)

Contract Approval Language for Allstate Financial Investment Trust Annual Report (Large Cap Index Fund)

General Background

Allstate Institutional Advisors, LLC ("AIA") serves as the investment adviser to the Allstate Financial Investment Trust (the "Trust") pursuant to an investment management agreement dated March 20, 2008 ("Advisory Agreement"), between AIA and, among others, the following series of the Trust: Allstate Large Cap Index Fund (the "Fund"). Under the Advisory Agreement, AIA directs the Fund's investments in accordance with its investment objectives, policies and limitations. Under the terms of the Advisory Agreement, the Fund does not pay a fee to the Adviser. The Board of Trustees (the "Board") has also approved a sub-advisory agreement ("Sub-Advisory Agreement") between AIA and Allstate Investment Management Company ("AIMCO"). Under the terms of the Investment Sub-Advisory Agreement dated March 20, 2008 between AIA and AIMCO, AIMCO is paid a sub-advisory fee by AIA based on average daily net assets of the Fund, starting at 0.06% on the first $200 million, 0.05% on the next $200 million and 0.04% thereafter, with a minimum of $75,000 per annum.

Approval Process

The Board, and separately, the independent trustees of the Trust [as defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended] ("Independent Trustees"), unanimously approved the Advisory Agreement and Sub-Advisory Agreement at a meeting held on March 20, 2008 at which they were all present in person (the "Meeting"). At the Meeting, the Board discussed matters pertaining to the proposed approval of the Advisory Agreement and the Sub-Advisory Agreement with representatives of AIA, AIMCO and independent legal counsel. Prior to the Meeting, the Independent Trustees met in executive session with independent legal counsel to discuss the approval of the Advisory Agreement and the Sub-Advisory Agreement.

The Board discussed the following factors they believed relevant with respect to consideration of the Advisory Agreement and the Sub-Advisory Agreement: (a) the nature, extent and quality of the services to be provided by AIA and AIMCO; (b) the performance of AIMCO when managing other investment products; (c) the costs of the services to be provided and profits estimated to be realized by AIA and AIMCO and their respective affiliates from the relationship with the Fund; (d) "fall-out" benefits inuring to the benefit of AIA and AIMCO as a result of their respective relationships with the Fund; (e) the extent to which economies of scale may be realized as the Fund grows; and (f) whether fee levels reflect any such economies of scale.

In determining whether it was appropriate to approve the Advisory Agreement and the Sub-Advisory Agreement, the Board requested information, provided by AIA, AIMCO and a nationally recognized mutual fund consulting firm, Lipper, Inc. ("Lipper"), that it believed reasonably necessary to reach its conclusion. Among the materials requested and received by the Board at or prior to the Meeting were: (1) a memorandum from independent counsel discussing the factors the Board should consider in approving the Advisory Agreement and Sub-Advisory Agreement; (2) reports from AIA and AIMCO describing key personnel, compliance program and securities portfolio execution process; (3) registrations under the Investment Advisers Act of 1940 on Form ADV of AIA and AIMCO; and (4) data from Lipper comparing the Fund's advisory fees and total expense ratio to other funds, selected by Lipper with similar investment objectives and of similar asset size.

The Nature, Extent and Quality of Services

The Board reviewed information regarding the types of services to be provided under the Advisory Agreement and the Sub-Advisory Agreement and information describing AIA's and AIMCO's organization and business. The Board also considered the operations and personnel of AIA and AIMCO. The Board concluded that, overall, the nature, extent and quality of services expected to be provided to the Fund under the Advisory Agreement and the Sub-Advisory Agreement were satisfactory.

Investment Performance

In evaluating investment performance, the Board noted that because the Fund had not commenced operations and did not have a performance history, the Board would review and consider AIMCO's past performance record with managed accounts. The Board concluded that the performance of such accounts since inception had been acceptable.

Cost of Services to be provided and Profits to be Realized

The Board considered the Fund's management fees and the Fund's expected expense ratios in absolute terms as compared with the fees and expenses of comparable peer groups of unaffiliated funds provided by Lipper. The Board considered the following factors: (1) the absence of fees payable to AIA; (2) certain financial information of AIA and AIMCO; and (3) AIA's agreement to cap the Fund's expenses, subject to recoupment. Based upon the comparative fee information provided, the Board noted that the Fund had generally comparable estimated total fees compared to similar funds identified by Lipper.

Allstate Large Cap Index Fund
21

BOARD CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS (Unaudited) (continued)

The Board recognized that because the Fund had not yet commenced operations and does not have its own performance history, profitability of the Fund to AIMCO could not be determined.

"Fall-Out" Benefits

The Board considered the effect of direct and indirect or "fall-out" benefits (such as soft dollar arrangements) to AIA and AIMCO as a result of their relationships with the Fund. The Board considered that, although AIA would not receive advisory fees, AIMCO would benefit from its relationship with the Funds with respect to sub-advisory fees paid to it, and that both AIA and AIMCO would benefit from wholesaling fees paid to an affiliate, Allstate Distributors, Inc.

The Extent to Which Economies of Scale Would Be Realized

The Board considered the fact that sub-advisory fees payable to AIMCO contain breakpoints that reduce the fee rate on assets of the Fund above specified levels. The Board concluded that because the Fund had not yet begun operations, economies of scale are difficult to measure and identify at this time.

Approval

The Board, including the Independent Trustees, did not identify any single factor discussed previously as all-important or controlling in evaluating the Fund's proposed investment advisory and sub-advisory arrangements. The Board, including the Independent Trustees, concluded that the terms of the Advisory Agreement and the Sub-Advisory Agreement as presented to the Board were fair and reasonable, that AIMCO's fees are reasonable in light of the services expected to be provided to the Fund, and that the Advisory Agreement and the Sub-Advisory Agreement should be approved.

Allstate Large Cap Index Fund
22

BOARD OF TRUSTEES AND OTHER OFFICERS

Independent Trustees

Name, Address* and Age	Position(s) Held with the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Roland C. Baker Age: 70	Trustee	Since March 20, 2008	Retired; Consultant (since 2001), financial services industry	8	Trustee (since 2001), Henderson Global Funds (investment management company), 8 portfolios; Director (since 2002), North American Company for Life and Health Insurance (a provider of life and health insurance and annuities); Director (since 2006), Quanta Capital Holdings, Inc. (provider of property and casualty reinsurance); Trustee (since 2006), Scottish Widows Investment Partnership Trust (investment management company); Director (since 2008), Midland National Life Insurance Company

Robert S. Matthews Age: 64	Trustee	Since March 20, 2008	Managing Partner (since 1989), Matthews & Co. (certified public accounting firm)	8	Trustee (since 1990), Joyce and Seward Johnson Foundations (non-profit organization); Member of Coop Board (since 1990), Westhampton Cabins and Cabanas Coop. (a cooperative housing corporation); Trustee (since 1992), Julius Baer Investment Funds (investment management company), 8 portfolios; Director (since 2002), Julius Baer Global Equity Fund Inc. (investment management company), 1 portfolio.

John B. Scott Age: 64	Trustee	Since March 20, 2008	Retired (since 2000); formerly, President and CEO of the Zurich Kemper Life Insurance Companies	8	Director (since 2000), Trustmark Insurance Companies (insurance)

Allstate Large Cap Index Fund
23

BOARD OF TRUSTEES AND OTHER OFFICERS (continued)

Interested Trustees†

Name, Address* and Age	Position(s) Held with the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
James E. Hohmann Age: 52	Trustee, President and CEO	Since March 20, 2008	President and CEO (since 2007), Allstate Life Insurance Company (insurance); President (2006), Executive Vice President and Chief Administrative Officer (2004-2006), Conseco Inc. (insurance); President (2002-2004), XL Life and Annuity Capital (insurance)	8	Chairman of the Board (since 2007), Allstate Financial Services, LLC (financial services)

John C. Lounds Age: 59	Trustee	Since March 20, 2008	Senior Vice President, Product Management (since 2000), Allstate Life Insurance Company (insurance)	8	Manager (since 2007), Allstate Financial Services, LLC (financial services); Manager and Chairman of the Board (since 2008), Allstate Institutional Services, LLC (financial services)

*  The address of each Trustee is the same as that for the Trust, 3100 Sanders Road, Suite J5B, Northbrook, IL 60062-7154.

**  Trustees serve for an indefinite term until the earliest of: (i) retirement, resignation or death, or (ii) removal by the Board or shareholders. An Independent Trustee will not be elected by shareholders in the calendar year of his 72nd birthday. If the Trust does not have an election by shareholders in that year, the Independent Trustee will retire no later than the end of the calendar year of his 75th birthday.

†  Mr. Hohmann and Mr. Lounds are each "interested persons," as defined in the 1940 Act, because each serves as an officer of an affiliate of the Adviser.

Officers

Name, Address* and Age	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation During Past 5 Years
William P. Marshall Age: 42	Vice President; Chief Administrative Officer	Since January 2008 Since November 2007	Allstate Life Insurance Company, Director, Mutual Fund Strategy and Development, 2007-present; Allstate Institutional Advisors, LLC, President, 2008-present; Fulcrum Structured Finance LLP (investment firm), Principal, 2005-2006; and JPMorgan (financial services firm), Director, Investment Grade Securities, 1999-2004.

Darryl Baltimore Age: 43	Treasurer	Since March 2008	Allstate Life Insurance Company, Assistant Vice President, Finance and Planning, 2007-present; Allstate Institutional Advisors, LLC, Treasurer, 2008-present; and LaSalle Bank Corporation, First Vice President, Global Business Administration Manager, LaSalle Global Fund Services (hedge fund administrator), and Lead Consultant, Corporate Development, 2003- 2007.

Allstate Large Cap Index Fund
24

BOARD OF TRUSTEES AND OTHER OFFICERS (continued)

Name, Address* and Age	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation During Past 5 Years
Paul Hahesy Age: 36	Chief Compliance Officer	Since March 2008	Foreside Compliance Services, LLC, Compliance Manager, 2005-present; and MetLife Group (insurance), Compliance Consultant, October, 2001-2005.

Wayne A. Rose Age: 39	Anti-Money Laundering Officer	Since July 2008	Foreside Compliance Services, LLC, Broker Dealer Chief Compliance Officer, since 2008; BISYS Fund Services, Assistant Chief Compliance Associate 2003-2008

Kenneth P. Priess Age: 48	Assistant Treasurer	Since March 2008	Allstate Life Insurance Company, Director Finance, 2002-present; and Allstate Institutional Advisors, LLC, Controller, 2008- present.

Julie Tedesco Age: 50	Assistant Secretary	Since March 2008	State Street (financial services), Senior Vice President and Senior Managing Counsel, 2000-present.

Frank DiPietro Age: 37	Assistant Treasurer	Since March 2008	State Street, Vice President and Senior Director – Fund Administration, 2005-present; and PFPC, Inc. (financial services), Senior Manager – Investment Accounting and Administration, 1997-2005.

Stephen J. North Age: 33	Assistant Secretary	Since March 2008	Allstate Life Insurance Company, Mutual Fund Management, 2007-present; Allstate Institutional Advisors, LLC, Vice President, 2008-present; Kraft Foods Inc., Treasury Manager, 2007; True North Asset Management, Inc., Principal, 2005-2007; Banc One Capital Markets, Inc., Associate Director, 1999-2004.

Mary McGinn Age: 61	Assistant Secretary	Since March 2008	The Allstate Corporation and Allstate Life Insurance Company, Secretary, 2006-present; Allstate Insurance Company, Vice President and Deputy General Counsel, 2003-present; and Allstate Investment Management Company, Vice President, General Counsel and Secretary, 2002-present.

Joseph P. Rath Age: 58	Assistant Secretary	Since March 2008	Allstate Life Insurance Company, Assistant Vice President, Assistant General Counsel and Assistant Secretary, 2002-present; and Allstate Institutional Advisors, LLC, Manager, 2008-present.

*  The address of each Officer is the same as that for the Trust, 3100 Sanders Road, Suite J5B, Northbrook, IL 60062-7154.

**  The Trust's officers are elected annually by the Board and serve until their successors have been duly elected and qualified.

The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-877-663-3232.

Allstate Large Cap Index Fund
25

AFITAR2

Item 2:  Code of Ethics.

As of March 20, 2008, Registrant has adopted a Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, and principal accounting officer pursuant to the Sarbanes-Oxley Act of 2002.  For the fiscal year ended August 31, 2008, there were no amendments to a provision of its Code of Ethics, nor were there any waivers, including implicit waivers granted from a provision of the Code of Ethics.  A copy of the Registrant’s Code of Ethics is filed with the Form N-CSR under Item 12(a)(1).

Item 3:  Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has one member serving on the Registrant’s Audit Committee that possesses the attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial expert.”  For the reporting period, the name of the audit committee financial expert was Robert Matthews. Mr. Matthews was deemed to be “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a)                                Audit Fees -  Registrant was effective April 14, 2008.  The aggregate fees to be billed to the Registrant for professional services rendered by its independent auditors, Deloitte & Touche LLP, for the audit of the Registrant’s annual financial statements for the fiscal year ended August 31, 2008 will be $166,000 (includes $7,500 for the seed audit).

(b)                               Audit-Related Fees – Registrant was effective April 14, 2008.  The Registrant was not billed any fees by its independent auditors, Deloitte & Touche LLP, for the fiscal year ended August 31, 2008 for assurance and related services rendered by the independent auditors to the Registrant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

(c)                                Tax Fees – Registrant was effective April 14, 2008.  The aggregate fees to be billed to the Registrant for professional services rendered by its independent auditors, Deloitte & Touche LLP,  for tax compliance, tax advice, tax planning and tax return preparation for the fiscal year ended August 31, 2008 will be $32,000.  These services consist of the independent auditors reviewing and signing the Registrant’s income and excise tax returns and reviewing distribution calculations, as well as consultations on tax matters as requested by the Registrant.

(d)                               All Other Fees – Registrant was effective April 14, 2008.  There were no fees billed for the fiscal year ended August 31, 2008 for products and services provided by the independent auditors to the Registrant, other than the services reported in paragraph (a) – (c) of this Item 4.

(e)                                Pre-Approval Policies and Procedures

(1)                                Pursuant to the Registrant’s Audit Committee Charter, the Audit Committee approves and recommends to the Registrant’s Board the selection, retention and termination of the Registrant’s independent auditors, evaluates the independence, performance and effectiveness of the Registrant’s independent public auditors, and approves the fees and other compensation to be paid to the Registrant’s independent auditors.  The Audit Committee pre-approves any engagement of the independent auditors to provide any non-prohibited services to the Registrant and pre-approves any engagement of the Registrant’s independent auditors to provide non-audit services to the Registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the

Registrant; provided however, that the Chairperson of the Audit Committee may grant such pre-approvals.  All such delegated pre-approvals will be presented to the Audit Committee.

(2)                                There were no pre-approval requirements waived for the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “De Minimis Rule”).  There were no fees billed for services provided to the Registrant’s investment adviser described in paragraphs (b)-(d) of Item 4 that were required to be pre-approved by the Audit Committee as described in paragraph (e)(1) of Item 4.

(f)           No disclosure is required by this Item 4(f).

(g)                               The independent auditors did not bill the Registrant for any other non-audit services for the fiscal year ended August 31, 2008 for the Registrant other than as disclosed above.

During the fiscal year ended August 31, 2008, no fees for assurance and related services that relate directly to the operations and financial reporting of the Registrant were billed by the independent auditors to the Registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

During the fiscal year ended August 31, 2008, no fees for tax compliance, tax advice or tax planning services that relate directly to the operations and financial reporting of the Registrant were billed by the independent auditors to the Registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

During the August 31, 2008, no fees for other services that relate directly to the operations and financial reporting of the Registrant were billed by the independent auditors to the Registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

(h)          No disclosure is required by this Item 4(h).

Item 5.  Audit Committee of Listed Registrants.

Not Applicable.

Item 6.  Schedule of Investments.

Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Shareholders may recommend nominees to the Registrant’s Board of Trustees by sending a resume of the candidate by U.S. Mail or courier service to the Secretary of the Registrant for the attention of the Chairman of the Nominating and Governance Committee.

Item 11.  Controls and Procedures.

(a)                                The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)                               There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)                  Code of Ethics is attached hereto.

(a)(2)                  The certifications required by Rule 30a-2 of the 1940 Act are attached hereto.

(a)(3)                  Not applicable.

(b)                               The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALLSTATE FINANCIAL INVESTMENT TRUST

By:	/s/ James E. Hohmann
James E. Hohmann, President
Allstate Financial Investment Trust

Date:	November 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Hohmann
James E. Hohmann, President
Allstate Financial Investment Trust

Date:	November 3, 2008

By:	/s/ Darryl Baltimore
Darryl Baltimore, Treasurer
Allstate Financial Investment Trust

Date:	November 3, 2008